AB Corporate Shares

AB Municipal Income Shares

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 108.5%
Long-Term Municipal Bonds – 107.4%
Alabama – 9.5%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2044	$	2,000	$2,134,312
5.00%, 09/01/2045		5,500	5,841,828
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055		8,000	8,177,802
Black Belt Energy Gas District (Bank of America Corp.) Series 2026-C 5.25%, 06/01/2036		40,535	42,608,848
Black Belt Energy Gas District (Bank of Montreal) Series 2026-I 5.00%, 10/01/2033		46,425	48,580,926
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055		53,960	55,899,279
Series 2026 5.00%, 11/01/2036		36,940	38,115,741
Series 2026-2 5.00%, 12/01/2055(a) (b)		50,945	52,680,686
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026 5.00%, 06/01/2031		25,820	26,946,108
Series 2026-B 5.00%, 12/01/2034		40,290	42,301,748
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)		60,150	63,345,391
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035		7,480	7,508,897
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053		15,500	16,112,675
Series 2023-2 5.25%, 01/01/2054(a) (b)		46,865	49,044,977
Series 2023-C 5.50%, 10/01/2054		22,390	23,842,869
Series 2023-D 4.295% (SOFR + 1.85%), 06/01/2049(c)		20,500	20,787,779
Series 2025-G 5.00%, 10/01/2035		35,935	37,035,103
Series 2026-2 5.00%, 10/01/2055(a) (b)		45,305	46,927,571
5.43%, 12/01/2031(a) (b)		30,000	29,919,558
Series 2026-E 5.00%, 07/01/2033		16,095	16,644,435
Series 2026-H 5.00%, 01/01/2034		38,470	39,813,007

	Principal Amount (000)		U.S. $ Value

Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 5.73%, 02/01/2053(a) (b)	$	10,000	$10,229,375
Series 2022-C 5.25%, 02/01/2053		47,525	49,549,617
Black Belt Energy Gas District (National Grid North America) Series 2026-F 5.00%, 06/01/2036		61,795	63,073,180
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		17,325	17,341,835
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055		31,900	33,488,872
Series 2025-D 5.00%, 12/01/2055		18,960	19,707,523
Series 2026-F 5.00%, 12/01/2035		33,635	34,920,755
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a) (b)		22,380	23,796,115
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049		8,500	8,772,501
5.50%, 10/01/2053		1,110	1,153,076
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035		20,830	21,427,209
Energy Southeast A Cooperative District (Metropolitan Tower Life Insurance) Series 2026-B 5.00%, 11/01/2033		7,500	7,848,364
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.495% (SOFR + 2.05%), 11/01/2053(c)		16,000	16,133,354
5.50%, 11/01/2053		17,645	18,635,474
Series 2023-B 4.645% (SOFR + 2.20%), 04/01/2054(c)		10,000	10,163,359
Series 2024-B 5.25%, 07/01/2054		41,865	44,388,103
Series 2026 3.946% (SOFR + 1.50%), 04/01/2034(c) (d)		37,360	37,382,035
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036		5,000	5,002,518
5.00%, 02/01/2041		5,000	4,889,447
Series 2021 4.00%, 02/01/2046		11,640	9,994,601
Jefferson County Board of Education/AL (Jefferson County Board of Education/AL) Series 2018 5.00%, 02/01/2039		5,000	5,082,974
5.00%, 02/01/2046		23,280	23,419,559

	Principal Amount (000)		U.S. $ Value

Lower Alabama Gas District (The) (Goldman Sachs Group) Series 2016-A 5.00%, 09/01/2031	$	2,235	$2,315,093
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054		5,980	5,586,899
5.00%, 06/01/2054		4,000	3,854,527
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049		38,405	39,851,390
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054		50,275	52,608,077
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056		80,315	80,618,229
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055		66,545	70,111,087
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035		32,725	33,338,731
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053		14,520	14,918,782
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030		40,295	42,711,926
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		15,000	14,909,349
Series 2022-2 6.00%, 01/01/2053(a) (b)		10,000	10,203,223
Series 2022-A 5.50%, 01/01/2053		7,620	8,054,056
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035		25,740	27,264,727
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055		10,000	10,444,301
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		28,425	29,763,579
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054		10,000	10,402,432

			1,597,625,794

	Principal Amount (000)		U.S. $ Value

Alaska – 0.0%
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	$	3,000	$3,053,124
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066		30,035	3,264,982

			6,318,106

American Samoa – 0.1%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2032(a)		1,650	1,704,564
5.00%, 09/01/2034(a)		850	877,508
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		8,315	8,682,668

			11,264,740

Arizona – 2.8%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033		12,217	12,087,551
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(a)		520	510,908
5.25%, 07/01/2053(a)		1,000	910,584
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2045		1,355	1,237,562
Series 2021 4.00%, 11/01/2051(a)		11,325	9,254,674
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)		10,000	8,597,517
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)		15,135	15,616,074
6.875%, 03/01/2055(a)		19,875	20,800,465
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047		750	740,426
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051		1,000	787,039
4.00%, 07/01/2061		7,980	5,939,649
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030(e) (f) (g) (h) (i)		1,500	-0-
7.75%, 07/01/2050(e) (f) (g) (h) (i)		33,950	-0-
Series 2021-A 6.00%, 07/01/2051(e) (f) (g) (h) (i)		1,425	-0-

	Principal Amount (000)		U.S. $ Value

Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049	$	785	$790,706
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2018 5.75%, 07/15/2048(a)		2,500	2,502,007
Series 2020-A 4.00%, 07/15/2030(a)		965	960,882
4.00%, 07/15/2040(a)		4,180	3,809,805
Arizona Industrial Development Authority (Salt River Flats 2 Project) Series 2026 5.41%, 09/01/2043(a)		30,840	30,096,340
7.00%, 03/01/2044(a)		3,650	3,568,350
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)		33,000	31,828,734
Series 2024-B 5.68%, 01/01/2043(a)		7,050	6,792,935
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042		3,900	3,936,594
5.00%, 09/01/2052		1,500	1,514,342
Series 2023 4.10%, 12/01/2037		6,000	6,066,490
Series 2024 4.00%, 06/01/2049		40,000	40,307,040
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032		5,000	4,400,232
2.542%, 07/01/2033		5,000	4,320,325
2.642%, 07/01/2034		6,795	5,771,329
2.742%, 07/01/2035		10,000	8,361,435
2.842%, 07/01/2036		13,000	10,713,167
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.321%, 07/01/2034		10,500	8,608,862
2.421%, 07/01/2035		10,325	8,300,632
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2036		1,000	948,835
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039		3,700	3,642,617
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029		11,205	11,114,034
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(a)		1,840	1,839,994
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044		3,875	3,877,166

	Principal Amount (000)		U.S. $ Value

Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049(e) (f) (h)	$	6,890	$5,512,000
5.00%, 07/01/2055(e) (f) (h)		1,050	840,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.875%, 11/15/2052(a)		7,000	7,394,690
7.00%, 11/15/2057(a)		2,915	3,089,959
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)		1,000	1,000,179
5.00%, 02/15/2046(a)		3,500	3,373,875
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)		2,875	2,095,556
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2031(d)		16,500	17,638,190
5.00%, 01/01/2032(d)		20,000	21,572,208
5.00%, 01/01/2033(d)		2,035	2,210,619
5.00%, 01/01/2034(d)		2,480	2,708,670
5.00%, 01/01/2035(d)		10,000	10,952,729
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018-A 6.00%, 07/01/2052(a)		19,500	19,511,655
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)		19,510	16,751,011
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.25%, 07/01/2045		1,385	1,365,644
5.25%, 07/01/2050		2,000	1,893,811
5.25%, 07/01/2055		3,155	2,945,700
5.50%, 07/01/2060		2,200	2,113,677
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.50%, 07/01/2054(a)		8,500	8,638,392
6.625%, 07/01/2059(a)		5,000	5,095,876
6.75%, 07/01/2063(a)		5,880	6,011,018
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)		1,650	1,612,642
6.375%, 07/01/2058(a)		4,020	3,923,757
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053		10,000	10,427,832
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032		10,945	11,400,827
5.00%, 12/01/2037		2,915	2,979,401

	Principal Amount (000)		U.S. $ Value

Sierra Vista Industrial Development Authority (ALA Johnston Holdings LLC) Series 2026 5.50%, 06/15/2036(a)	$	3,000	$2,890,512
Sierra Vista Industrial Development Authority (Wake Preparatory Academy) Series 2025 6.50%, 06/15/2055		5,000	5,054,395
6.50%, 06/15/2060		7,000	7,055,168
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)		1,065	828,714
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 4.00%, 08/01/2054		2,500	2,168,023

			471,612,032

Arkansas – 0.7%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044		21,000	21,148,519
Arkansas Development Finance Authority (Hybar LLC) Series 2026 4.875%, 07/01/2056(a)		10,000	10,282,662
7.00%, 07/01/2048(a)		7,185	7,870,137
7.375%, 07/01/2056(a)		19,085	19,689,124
7.50%, 07/01/2048(a)		34,700	38,337,452
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052		5,000	5,070,626
City of Osceola AR (Plum Point Energy Associates) Series 2026 4.875%, 04/01/2040		11,705	11,512,586

			113,911,106

California – 15.3%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) NATL Series 1999-1 Zero Coupon, 10/01/2031		3,000	2,514,917
Series 2022-A 0.00%, 10/01/2048(j)		17,000	9,993,438
0.00%, 10/01/2049(j)		10,435	6,079,278
0.00%, 10/01/2050(j)		7,345	4,240,921
AG Series 2024 Zero Coupon, 10/01/2049		7,250	2,294,646
Zero Coupon, 10/01/2053		15,000	3,701,901
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052		17,900	16,572,812
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)		26,000	23,565,836
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)		17,000	17,336,906

	Principal Amount (000)		U.S. $ Value

ARC70 II Trust (ARC70 2021-1) Series 2021 4.00%, 12/01/2059	$	7,860	$6,696,036
California Community Choice Financing Authority (Alphabet, Inc.) Series 2026 5.00%, 07/01/2035		26,015	28,106,367
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054		45,850	47,505,744
Series 2024C 5.00%, 08/01/2055		26,635	27,367,644
Series 2025C 5.00%, 12/01/2055		10,000	10,294,606
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2025-2 5.00%, 11/01/2055(a) (b)		10,225	10,424,814
5.00%, 01/01/2056(a) (b)		15,940	16,089,771
California Community Choice Financing Authority (Bank of Montreal) Series 2026 5.00%, 10/01/2034		37,025	39,142,797
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056		42,245	44,581,263
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033		36,920	39,083,350
Series 2026 5.00%, 02/01/2031		33,000	34,569,295
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		89,825	94,149,598
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054		3,800	3,967,015
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052		10,000	9,992,306
Series 2023 5.00%, 02/01/2054		48,650	50,663,891
Series 2023-2 4.68%, 07/01/2053(a) (b)		16,800	17,011,821
Series 2024 5.00%, 05/01/2054		37,820	39,459,646
Series 2024-E 5.00%, 02/01/2055		16,180	16,935,517
Series 2025-2 4.55%, 02/01/2054(a) (b)		10,000	10,155,560
Series 2026-2 3.90%, 04/01/2056(a) (b)		48,315	47,961,653
Series 2026-A 5.00%, 04/01/2056		26,315	27,580,094

	Principal Amount (000)		U.S. $ Value

California Community Choice Financing Authority (New York Life Insurance) Series 2025-2 5.00%, 01/01/2056(a) (b)	$	18,405	$19,465,643
Series 2025G 5.00%, 12/01/2035		25,910	27,632,746
Series 2026 5.00%, 06/01/2036		19,550	20,808,142
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036		53,610	55,010,647
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025-2 5.00%, 03/01/2056(a) (b)		37,835	39,494,447
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036		19,975	21,249,479
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055		26,280	28,010,097
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043		5,185	5,234,012
5.25%, 05/01/2048		6,750	6,781,814
5.25%, 05/01/2053		5,300	5,311,020
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)		23,800	19,612,880
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)		39,200	31,105,259
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)		17,000	11,366,829
4.00%, 08/01/2046(a)		7,585	6,434,247
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)		19,715	13,083,262
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)		121,230	4,572,796
5.50%, 02/01/2040(a)		3,775	3,223,906
Series 2022-A 4.50%, 08/01/2052(a)		21,280	15,789,349
California County Tobacco Securitization Agency (Gold Country Settlement Funding) Series 2020-B Zero Coupon, 06/01/2055		5,255	1,096,645
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031		1,000	1,007,840

	Principal Amount (000)		U.S. $ Value

California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)	$	1,780	$1,685,648
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2054(a)		2,000	1,877,517
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(a)		5,000	4,398,339
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032		6,590	7,077,675
5.00%, 12/01/2035		7,475	8,240,714
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037		1,700	1,669,400
5.00%, 08/15/2047		4,025	3,775,404
California Housing Finance Agency Series 2021-3, Class X 0.770%, 08/20/2036(k)		19,223	771,427
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033(c)		12,458	12,551,992
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035		8,711	8,303,855
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035		41,353	41,011,204
Series 2021-2, Class X 0.826%, 03/25/2035(k)		21,398	750,153
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036		6,608	6,224,640
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036		15,972	15,902,612
California Infrastructure & Economic Development Bank (Adventist Health System/West Obligated Group) Series 2024 5.25%, 07/01/2054		13,000	13,097,630
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)		79,880	51,123,200
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)		34,250	33,001,252
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)		2,875	240,288

	Principal Amount (000)		U.S. $ Value

Series 2021-A1 5.00%, 01/01/2056(a)	$	3,000	$2,548,598
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041		2,425	2,281,194
California Municipal Finance Authority (BOLD Program) Series 2023-B 5.75%, 09/01/2053		2,850	2,962,074
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(a)		2,000	1,940,067
California Municipal Finance Authority (California Municipal Finance Authority) Series 2026 7.25%, 09/01/2044(a) (d)		16,845	15,679,831
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039		2,030	2,066,819
5.00%, 05/15/2040		1,000	1,014,962
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041		24,614	23,238,404
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2046(a)		1,490	1,491,608
Series 2025 5.75%, 12/01/2055		4,680	4,856,201
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(a)		615	606,061
Series 2014 5.00%, 01/01/2035		1,040	909,377
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047		9,260	8,169,364
5.00%, 12/31/2043		37,050	37,357,730
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053		5,000	5,126,726
California Municipal Finance Authority (The Frances) Series 2026 7.00%, 03/01/2045(a) (d)		4,825	4,824,670
Series 2026-A 6.07%, 09/01/2044(a) (d)		20,030	20,031,817
California Municipal Finance Authority (The Steven) Series 2026 7.00%, 06/01/2044(a)		2,010	1,967,905
Series 2026-A 5.67%, 12/01/2043(a)		14,845	14,573,168

	Principal Amount (000)		U.S. $ Value

California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	$	13,975	$13,983,345
Series 2019 5.00%, 11/21/2045(a)		4,890	4,967,375
Series 2023 5.00%, 07/01/2027(a)		2,000	2,030,003
5.00%, 07/01/2028(a)		2,350	2,421,587
5.00%, 07/01/2029(a)		2,300	2,397,885
5.00%, 07/01/2030(a)		2,600	2,737,870
5.00%, 07/01/2031(a)		3,000	3,182,693
5.00%, 07/01/2032(a)		5,470	5,846,286
5.00%, 07/01/2033(a)		5,865	6,317,547
5.00%, 07/01/2034(a)		3,000	3,229,072
5.00%, 07/01/2036(a)		2,650	2,821,163
5.00%, 07/01/2037(a)		2,250	2,387,936
5.00%, 07/01/2038(a)		3,500	3,691,283
5.00%, 11/21/2045(a)		1,100	1,145,548
California Public Finance Authority (Enso Verde) Series 2023 10.00%, 05/15/2028(a)		800	1,121,752
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)		16,155	16,752,843
6.75%, 03/01/2055(a)		11,505	12,102,408
California Public Finance Authority (Marisol HB Obligated Group) Series 2026-A 5.10%, 04/01/2066(a)		13,500	13,513,283
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(a)		2,800	2,362,062
Series 2022 5.00%, 10/01/2042(a)		1,000	993,571
5.00%, 10/01/2052(a)		1,000	925,047
5.00%, 10/01/2061(a)		1,500	1,359,179
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(e) (f) (g) (h) (i)		3,630	1,931,462
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(a)		8,850	7,745,731
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.25%, 07/01/2052(a)		2,250	2,202,226
5.50%, 07/01/2062(a)		2,775	2,759,866
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2039(a)		2,325	2,356,812
5.00%, 07/01/2049(a)		1,000	980,013
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(a)		1,225	1,253,584
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(a)		5,120	4,071,930
5.125%, 06/01/2064(a)		1,300	1,015,950

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (Rocketship Education Obligated Group) Series 2017-G 5.00%, 06/01/2047(a)	$	2,330	$2,176,819
California State University (California State University) Series 2021-2 2.37%, 11/01/2035(a) (b)		10,000	8,065,382
2.72%, 11/01/2052(a) (b)		5,000	3,162,171
Series 2022-2 2.97%, 11/01/2051(a) (b)		5,000	3,205,696
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2041(a)		2,875	2,753,473
California Statewide Communities Development Authority (California Statewide Community Development Authority PACE Assessments) Series 2026 5.25%, 09/02/2061(a)		1,600	1,590,997
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051		13,000	9,591,526
California Statewide Communities Development Authority (CORE 700 Hotel Venture) Series 2026-A 6.00%, 09/02/2040(a)		1,135	1,142,279
6.25%, 09/02/2061(a)		1,650	1,668,932
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.25%, 08/15/2052		3,000	3,017,226
5.375%, 08/15/2057		3,720	3,757,803
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(a)		5,250	5,251,309
5.00%, 06/01/2046(a)		7,000	6,858,573
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)		15,285	15,288,231
5.25%, 12/01/2056(a)		14,795	14,795,849
Series 2018 5.25%, 12/01/2038(a)		3,000	3,053,753
5.25%, 12/01/2048(a)		6,440	6,466,060
Series 2018-A 5.00%, 12/01/2033(a)		1,350	1,378,409
5.50%, 12/01/2058(a)		11,840	11,909,184
California Statewide Communities Development Authority (Maison 613 LLC) Series 2026-A 6.625%, 09/02/2062(a)		1,100	1,112,053
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(a)		2,825	2,815,452
5.25%, 07/01/2052(a)		2,500	2,436,866
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034		11,000	11,500,773

	Principal Amount (000)		U.S. $ Value

Central Valley Energy Authority (Pacific Life Insurance) Series 2025-2 5.00%, 12/01/2055(a) (b)	$	20,650	$21,557,491
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022-2 5.00%, 05/15/2036(a) (b)		10,000	10,436,110
Series 2025 5.00%, 05/15/2034		1,255	1,379,104
Series 2025-2 5.00%, 05/15/2044(a) (b)		15,415	15,618,361
5.00%, 05/15/2055(a) (b)		10,000	10,094,929
5.25%, 05/15/2044(a) (b)		1,675	1,782,971
5.25%, 05/15/2045(a) (b)		5,050	5,351,223
5.50%, 05/15/2055(a) (b)		6,660	6,978,308
Series 2026-2 5.00%, 05/15/2047(a) (b)		10,170	10,332,614
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046		850	850,414
City of Vernon CA Electric System Revenue (City of Vernon CA Electric System Revenue) Series 2022-2 5.00%, 08/01/2039		425	443,948
5.00%, 08/01/2040		375	390,636
5.00%, 08/01/2041		420	437,310
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)		15,100	11,262,187
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)		18,760	12,128,848
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(a)		6,905	6,088,368
4.00%, 08/01/2056(a)		12,525	10,478,618
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)		4,120	2,790,841
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)		12,950	8,653,123
4.00%, 08/01/2047(a)		3,445	3,057,575
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)		13,940	9,970,567
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)		23,900	16,164,550
4.00%, 05/01/2057(a)		15,550	10,802,537
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)		13,215	10,684,158

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	$	15,900	$12,092,341
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)		3,025	2,191,338
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)		23,165	15,674,968
4.00%, 07/01/2058(a)		17,980	8,525,911
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(a)		2,500	1,854,313
4.00%, 09/01/2056(a)		27,065	20,536,394
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)		12,700	8,495,429
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)		22,570	15,492,382
4.00%, 12/01/2056(a)		3,400	2,536,707
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)		11,500	9,013,107
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)		5,400	3,543,226
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)		27,100	21,897,201
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)		8,930	6,164,804
4.00%, 10/01/2048(a)		2,000	1,545,994
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)		15,405	10,340,042
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 0.986%, 09/25/2036(k)		29,174	1,586,260
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)		30,030	29,050,058
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050		13,415	12,123,542
Series 2021-A 4.214%, 06/01/2050		2,900	1,966,574
Series 2021-B
Zero Coupon, 06/01/2066		230,600	21,555,243

	Principal Amount (000)		U.S. $ Value

Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021-2 2.75%, 06/01/2034(a) (b)	$	14,780	$12,862,155
3.12%, 06/01/2038(a) (b)		29,325	23,897,643
3.29%, 06/01/2042(a) (b)		6,850	5,143,899
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(a)		14,340	12,997,240
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-A 5.00%, 07/01/2040		1,680	1,775,680
Series 2026-A 5.00%, 07/01/2032		8,500	9,260,057
5.00%, 07/01/2043		1,500	1,583,433
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2051		10,000	10,092,446
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047		4,210	4,300,358
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039		3,390	3,997,657
Series 2009-B 6.50%, 11/01/2039		3,865	4,557,800
7.00%, 11/01/2034		2,225	2,600,626
Series 2009-C 7.00%, 11/01/2034		5,660	6,615,526
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052		1,600	1,620,507
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.197% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(c)		33,680	31,548,187
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2053		18,595	18,667,781
5.25%, 07/01/2058		20,735	21,158,071
Series 2025-2 5.00%, 07/01/2048(a) (b)		7,270	7,344,422
5.25%, 07/01/2039(a) (b)		6,000	6,540,508
5.25%, 07/01/2040(a) (b)		4,000	4,339,255
5.50%, 07/01/2055(a) (b)		16,000	16,774,173
San Francisco Intl Airport (San Francisco Intl Airport) Series 2022-2 3.05%, 05/01/2034(a) (b)		3,500	3,055,641
3.18%, 05/01/2035(a) (b)		5,500	4,751,192
3.33%, 05/01/2037(a) (b)		2,250	1,891,122
5.00%, 05/01/2044(a) (b)		14,000	14,236,487
Series 2025-2 5.00%, 05/01/2033(a) (b)		5,000	5,443,226
5.00%, 05/01/2037(a) (b)		8,525	8,851,591
5.00%, 05/01/2038(a) (b)		11,000	11,383,233
5.00%, 05/01/2043(a) (b)		11,000	11,125,805

	Principal Amount (000)		U.S. $ Value

5.25%, 05/01/2042(a) (b)	$	20,000	$21,331,076
5.25%, 05/01/2044(a) (b)		7,100	7,497,735
5.50%, 05/01/2040(a) (b)		10,000	10,833,584
5.75%, 05/01/2048(a) (b)		10,000	10,705,438
Series 2026 5.00%, 05/01/2046		3,000	3,196,991
Series 2026-2 5.00%, 05/01/2031(a) (b)		16,490	17,725,035
5.00%, 05/01/2034(a) (b)		12,500	13,654,020
5.00%, 05/01/2037(a) (b)		1,725	1,847,235
5.00%, 05/01/2050(a) (b)		7,000	7,015,214
5.00%, 05/01/2052(a) (b)		9,760	9,764,551
5.50%, 05/01/2055(a) (b)		10,000	10,498,051
Series 2026-A 5.25%, 05/01/2045		13,830	14,693,725
5.50%, 05/01/2056		9,000	9,479,570
San Joaquin Hills Transportation Corridor Agency (San Joaquin Hills Transportation Corridor Agency) Series 2014-B 5.25%, 01/15/2044		155	155,055
Series 2021-A 4.00%, 01/15/2044		1,429	1,347,157
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2026-2 5.50%, 01/01/2056(a) (b)		31,910	34,410,423
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 5.084% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)		3,875	3,871,948
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055		31,490	32,669,659
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2048		7,145	7,307,896
Series 2024 5.00%, 07/01/2053		1,000	1,017,680
Southern California Public Power Authority (Pacific Life Insurance) Series 2026 5.00%, 11/01/2033		6,405	6,706,572
Southern California Public Power Authority (Southern California Public Power Authority) Series 2025 5.00%, 07/01/2053		10,000	10,194,886
BAM Series 2025 5.25%, 07/01/2050		7,250	7,657,035
State of California (State of California) Series 2023 6.00%, 03/01/2033		10,000	10,597,887
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060		23,050	3,641,460
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046		13,250	1,745,058
Series 2019 Zero Coupon, 06/01/2054		10,480	1,844,733

	Principal Amount (000)		U.S. $ Value

5.00%, 06/01/2039	$	1,555	$1,623,565
University of California (University of California) Series 2026-C 5.25%, 11/15/2041		1,875	2,086,455

			2,588,742,197

Colorado – 2.5%
Aurora Crossroads Metropolitan District No. 2 (Aurora Crossroads Metropolitan District No. 2) Series 2025-A 0.00%, 12/01/2055(j)		7,250	6,801,975
6.125%, 12/01/2055		3,820	3,891,165
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051		15,000	14,851,188
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(a)		5,000	5,001,170
Series 2022 6.50%, 12/01/2053		4,350	4,526,281
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032		645	645,500
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2025-2 5.00%, 11/15/2033(a) (b)		9,000	9,700,933
5.00%, 11/15/2047(a) (b)		34,470	35,538,806
5.50%, 11/15/2053(a) (b)		10,475	10,866,880
Series 2026-2 5.75%, 11/15/2036(a) (b)		6,685	7,809,149
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.75%, 04/01/2059(a)		2,250	2,134,333
5.80%, 04/01/2054(a)		3,725	3,597,101
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052		850	799,781
5.00%, 09/01/2057		2,100	1,946,024
5.00%, 09/01/2062		2,000	1,830,855
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(f)		18,215	18,490,150
Series 2023-B 8.125%, 07/01/2028(f)		285	285,569
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(a)		3,500	3,108,436
5.00%, 02/01/2061(a)		2,870	2,441,169
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049		1,300	986,772
5.00%, 05/15/2058		3,000	2,136,004

	Principal Amount (000)		U.S. $ Value

Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2044	$	66,870	$67,910,805
Series 2022 5.50%, 11/01/2047		2,500	2,620,771
Series 2022-2 5.00%, 11/01/2040(a) (b)		4,650	4,812,260
5.00%, 11/01/2041(a) (b)		5,075	5,250,598
5.00%, 11/01/2042(a) (b)		3,800	3,921,523
5.25%, 11/01/2052(a) (b)		10,000	10,237,839
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2048		3,700	3,170,395
Series 2025-A 5.25%, 05/15/2048		1,250	1,267,912
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044		7,050	7,177,165
Series 2019-B 3.696%, 11/01/2039		1,525	1,294,158
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2051		5,000	4,834,393
5.00%, 12/31/2056		8,000	7,713,125
Colorado State University Research Foundation (Colorado State University Research Foundation - The Prospect) Series 2025-A 5.375%, 03/01/2055(a)		3,270	3,176,087
5.50%, 03/01/2065(a)		9,500	9,226,902
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2025-A 6.00%, 12/01/2055		6,330	6,679,793
Douglas County Housing Partnership (Douglas County Housing Partnership) 5.375%, 01/01/2041(e) (f) (g) (h) (i)		12,170	816,097
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046		11,993	11,644,318
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(a)		5,000	4,849,496
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.25%, 12/01/2037		1,435	1,484,221
6.50%, 12/01/2042		1,105	1,149,577
6.75%, 12/01/2052		1,925	1,965,039
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)		1,660	1,685,426
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(a)		1,500	1,500,437

	Principal Amount (000)		U.S. $ Value

Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038	$	16,535	$19,181,463
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(a)		7,910	7,578,615
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032		19,620	12,732,362
Regional Transportation District (Denver Transit Partners) Series 2020 4.00%, 07/15/2039		1,410	1,329,514
5.00%, 01/15/2032		2,300	2,419,462
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042		4,000	3,729,351
5.00%, 12/01/2052		1,500	1,279,480
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052		3,500	3,604,314
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)		20,000	21,181,350
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(a)		667	673,330
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a) (j)		1,500	1,123,269
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042		2,215	2,328,069
6.75%, 12/01/2053		11,000	11,495,049
Series 2023 8.375%, 12/15/2054		2,500	2,460,667
Town of Vail CO (Town of Vail CO COP) Series 2025 5.375%, 12/01/2055		1,500	1,556,567
Series 2025-2 5.50%, 12/01/2064(a) (b)		13,415	14,156,691
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 5.875%, 10/01/2055(a)		2,500	2,564,643
6.00%, 10/01/2064(a)		3,250	3,339,059
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050		378	331,798
AG Series 2020 5.00%, 12/01/2033		370	386,394
5.00%, 12/01/2050		435	437,194

	Principal Amount (000)		U.S. $ Value

Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	$	3,365	$3,430,958
6.75%, 12/01/2052		4,000	4,056,935

			423,154,112

Connecticut – 0.7%
Aquarion Water Authority (Aquarion Water Authority Water System Revenue) Series 2026-A 5.25%, 08/01/2038		4,855	5,406,074
5.25%, 08/01/2039		7,500	8,290,078
5.25%, 08/01/2044		5,000	5,430,837
5.25%, 08/01/2045		3,740	4,051,366
Series 2026-E Zero Coupon, 08/01/2047		3,230	1,102,074
Zero Coupon, 08/01/2049		3,350	1,003,181
Zero Coupon, 08/01/2051		3,245	863,419
Zero Coupon, 08/01/2053		1,440	338,046
BAM Series 2026-E Zero Coupon, 08/01/2043		10,665	4,835,399
Zero Coupon, 08/01/2045		2,145	859,750
Zero Coupon, 08/01/2046		3,780	1,412,549
Zero Coupon, 08/01/2050		2,990	864,340
Zero Coupon, 08/01/2052		1,935	496,091
Connecticut State Health & Educational Facilities Authority (Odd Fellows Home of Connecticut Obligated Group) Series 2026-B 4.40%, 12/15/2031		2,430	2,435,285
Connecticut State Health & Educational Facilities Authority (Sacred Heart University) Series 2017-I1 5.00%, 07/01/2035		1,000	1,012,144
5.00%, 07/01/2037		1,095	1,106,494
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(a)		2,000	1,944,110
5.00%, 09/01/2053(a)		4,825	4,552,205
Connecticut State Health & Educational Facilities Authority (University of Hartford/The) Series 2019 4.00%, 07/01/2044		7,710	6,357,816
4.00%, 07/01/2049		3,325	2,569,580
Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018 5.00%, 07/01/2034		1,000	1,003,723
Series 2018-K1 5.00%, 07/01/2028		765	778,353
5.00%, 07/01/2035		1,055	1,057,240
5.00%, 07/01/2036		2,205	2,206,494
5.00%, 07/01/2038		1,980	1,955,518
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032		6,900	7,061,957
6.25%, 10/01/2060		6,150	6,214,152
6.375%, 10/01/2045		2,050	2,160,510
6.50%, 10/01/2055		4,810	4,968,005

	Principal Amount (000)		U.S. $ Value

State of Connecticut (State of Connecticut) Series 2016-E 5.00%, 10/15/2034	$	4,595	$4,610,080
Series 2017-A 5.00%, 04/15/2032		6,700	6,788,878
5.00%, 04/15/2033		10,985	11,125,114
5.00%, 04/15/2034		4,855	4,914,251
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053		3,900	4,113,010

			113,888,123

Delaware – 0.0%
Delaware River & Bay Authority (Delaware River & Bay Authority) Series 2021 4.00%, 01/01/2042		550	528,777
Delaware State Economic Development Authority (Newark Charter School) Series 2020 5.00%, 09/01/2050		1,125	1,081,207

			1,609,984

District of Columbia – 1.0%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055		17,030	17,180,297
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039		1,000	1,011,778
5.00%, 07/01/2049		2,075	2,001,080
5.00%, 07/01/2054		3,565	3,355,524
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(a) (j)		1,500	978,425
0.00%, 06/01/2049(a) (j)		6,650	4,195,146
Series 2024-A 5.125%, 06/01/2034(a)		9,208	9,415,353
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2048		5,350	5,204,448
Series 2017-B 5.00%, 07/01/2037		1,465	1,475,606
5.00%, 07/01/2042		2,000	2,000,770
District of Columbia (Rocketship DC Obligated Group) Series 2024 5.625%, 06/01/2044		1,000	959,937
6.00%, 06/01/2058		1,000	936,213
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.25%, 06/01/2050		10,000	10,545,155
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055		182,000	14,843,306

	Principal Amount (000)		U.S. $ Value

Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.00%, 10/01/2034(a) (b)	$	7,000	$7,564,238
5.00%, 10/01/2035(a) (b)		2,000	2,176,343
5.00%, 10/01/2036(a) (b)		4,500	4,878,237
5.00%, 10/01/2037(a) (b)		10,990	11,824,872
5.00%, 10/01/2046(a) (b)		12,400	12,561,040
5.50%, 10/01/2054(a) (b)		10,000	10,380,411
Series 2025-A 5.00%, 10/01/2050		6,200	6,239,727
5.50%, 10/01/2055		2,000	2,091,355
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037		10,000	6,094,323
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055		20,000	20,745,428
5.50%, 07/15/2060		17,430	18,364,943

			177,023,955

Florida – 6.8%
Alachua County Housing Finance Authority (Woodland Park II LLC) Series 2025-A 6.30%, 07/01/2055(a)		1,000	1,008,797
Series 2025-B 4.90%, 07/01/2029(a)		1,000	997,985
Avenir Community Development District (Avenir Community Development District Assessment Area Two) Series 2021 5.125%, 05/01/2052(a)		11,805	11,501,321
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047		985	948,176
Buckhead Trails II Community Development District (Buckhead Trails II Community Development District) Series 2026 5.50%, 05/01/2046		200	199,761
5.80%, 05/01/2056		1,000	985,335
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(a)		1,400	943,265
6.00%, 07/01/2045(a)		1,215	793,527
6.00%, 07/01/2050(a)		2,895	1,826,538
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026		2,000	2,004,347
5.00%, 10/01/2029		1,650	1,708,574
5.00%, 10/01/2032		1,000	1,033,304
5.00%, 10/01/2033		3,050	3,141,000
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)		12,790	13,048,908

	Principal Amount (000)		U.S. $ Value

Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.50%, 06/15/2055(a)	$	3,000	$3,012,822
6.75%, 06/15/2065(a)		6,555	6,562,037
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a) (j)		32,745	2,458,731
5.00%, 06/01/2049(a)		6,140	4,926,968
5.00%, 06/01/2054(a)		1,500	1,193,020
5.00%, 06/01/2058(a)		9,730	7,707,181
5.25%, 06/01/2034(a)		1,500	1,423,785
5.25%, 06/01/2039(a)		2,950	2,657,876
5.25%, 06/01/2044(a)		4,160	3,618,339
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)		1,300	982,918
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)		83,000	7,014,429
3.375%, 07/01/2031(a)		910	870,727
5.00%, 07/01/2056(a)		6,260	5,493,288
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(a)		1,615	1,387,162
5.00%, 06/01/2055(a)		3,250	2,593,498
Series 2022 5.50%, 06/01/2057(a)		4,000	3,430,065
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055		8,275	8,349,800
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.25%, 06/15/2053(a)		6,250	6,328,978
6.375%, 06/15/2058(a)		4,000	4,054,184
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2064(a)		7,750	6,938,824
Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(a)		22,970	22,642,246
City of Jacksonville FL (Genesis Health Obligated Group) Series 2020 4.00%, 11/01/2045		2,500	2,204,209
5.00%, 11/01/2050		8,625	8,610,157
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.25%, 06/01/2052		2,955	2,891,114
5.375%, 06/01/2057		1,000	992,572
5.625%, 06/01/2062		7,965	8,016,177
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037		8,405	8,511,267
5.00%, 08/15/2047		6,125	6,164,261

	Principal Amount (000)		U.S. $ Value

City of Tallahassee FL (Tallahassee Memorial HealthCare) Series 2016 5.00%, 12/01/2055	$	3,535	$3,371,247
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036		700	456,516
Zero Coupon, 09/01/2037		700	432,759
Zero Coupon, 09/01/2040		980	512,336
Zero Coupon, 09/01/2041		1,000	494,637
Zero Coupon, 09/01/2045		1,850	725,393
Zero Coupon, 09/01/2049		1,350	411,095
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.50%, 01/01/2055(a)		1,000	979,558
5.625%, 01/01/2060(a)		2,050	2,028,747
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054		6,500	6,828,292
County of Lake FL (Waterman Communities) Series 2020 5.75%, 08/15/2050		2,500	2,471,386
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2033		5,250	5,678,290
Series 2026-A 5.00%, 10/01/2037		10,000	10,853,258
5.00%, 10/01/2038		9,750	10,497,389
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2021-B 4.00%, 10/01/2046		5,500	4,959,328
Series 2023-A 5.25%, 10/01/2052		18,065	18,214,726
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035		1,000	663,755
Zero Coupon, 10/01/2036		860	540,929
Zero Coupon, 10/01/2037		1,390	827,020
Zero Coupon, 10/01/2038		1,185	664,266
Zero Coupon, 10/01/2039		1,610	849,010
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(a)		6,000	6,185,252
5.75%, 10/01/2055(a)		10,535	10,825,646
5.75%, 10/01/2065(a)		23,050	23,484,437
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044		4,000	4,026,266
6.125%, 06/01/2054		6,280	6,169,777
6.25%, 06/01/2059		4,000	3,958,639
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033		650	652,628

	Principal Amount (000)		U.S. $ Value

County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(a)	$	1,435	$1,432,085
5.00%, 04/01/2051(a)		14,145	13,282,008
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023-2 5.00%, 07/01/2030(a) (b)		52,000	54,806,315
Edgewater West Community Development District (Edgewater West Community Development District Assessment Area Two) Series 2026 4.25%, 05/01/2033		680	670,202
5.875%, 05/01/2056		2,000	2,007,223
Edgewater West Community Development District (Edgewater West Community Development District Master Infrastructure Bond Area) Series 2026 6.00%, 05/01/2041		4,745	4,717,860
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)		2,780	2,923,013
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 5.00%, 08/15/2032(a)		450	443,522
5.25%, 08/15/2037(a)		1,390	1,327,666
5.625%, 08/15/2042(a)		1,520	1,449,607
5.875%, 08/15/2052(a)		5,000	4,588,559
6.00%, 08/15/2057(a)		1,000	925,528
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044		10,000	9,818,282
5.25%, 07/01/2053		17,900	17,493,661
Florida Development Finance Corp. (Coastal Waste & Recycling) Series 2026 4.55%, 06/01/2046(a)		5,755	5,753,054
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2032(a)		925	932,435
5.00%, 10/01/2042(a)		4,815	4,584,762
5.125%, 10/01/2052(a)		4,120	3,662,498
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(a)		1,000	819,882
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)		18,800	18,858,385
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040		3,150	3,156,295
Series 2022-A 4.00%, 06/15/2042		1,000	900,598
5.00%, 06/15/2047		2,470	2,415,561
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.25%, 06/01/2050(a)		5,000	4,821,120
5.25%, 06/01/2055(a)		2,500	2,365,215

	Principal Amount (000)		U.S. $ Value

Series 2021 4.00%, 06/01/2041(a)	$	2,900	$2,562,011
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)		7,630	7,627,325
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.75%, 06/15/2053(a)		5,750	5,999,982
Florida Development Finance Corp. (Renaissance Charter School Series 2020A/B Obligated Group) Series 2021 5.375%, 06/15/2040		1,000	968,449
Florida Development Finance Corp. (Renaissance Charter School Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2055(a)		3,200	3,252,345
6.125%, 06/15/2050(a)		2,600	2,688,075
Florida Development Finance Corp. (River City Education Obligated Group) Series 2021 4.00%, 07/01/2035		925	871,834
Series 2022 5.00%, 07/01/2042		2,225	2,138,003
5.00%, 07/01/2051		1,045	959,359
5.00%, 02/01/2057		1,725	1,554,913
5.00%, 07/01/2057		740	666,628
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057(a)		7,000	7,084,025
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)		7,200	7,113,766
5.25%, 06/01/2054(a)		16,780	16,165,622
5.25%, 06/01/2059(a)		12,930	12,263,184
6.50%, 06/01/2059(a)		9,800	9,143,094
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2050		1,950	1,681,849
Florida Development Finance Corp. (Waste Pro USA, Inc.) Series 2025 4.45%, 07/01/2037(a)		5,000	5,004,224
Series 2026 4.35%, 04/01/2037		10,500	10,428,576
Florida Higher Educational Facilities Financing Authority (Florida Institute of Technology) Series 2019 4.00%, 10/01/2037		1,000	936,656
5.00%, 10/01/2031		1,235	1,271,508
Florida Higher Educational Facilities Financing Authority (Ringling College of Art & Design) Series 2017 5.00%, 03/01/2032		265	265,542
5.00%, 03/01/2034		2,395	2,397,694
5.00%, 03/01/2042		2,785	2,629,824
5.00%, 03/01/2047		1,950	1,803,637
Series 2019 5.00%, 03/01/2044		1,065	997,019
5.00%, 03/01/2049		10,425	9,455,991

	Principal Amount (000)		U.S. $ Value

Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	$	6,600	$6,597,063
6.19%, 08/01/2055		7,680	7,831,953
Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(j)		61,100	60,842,518
Florida Insurance Assistance Interlocal Agency, Inc. (Florida Insurance Guaranty Association) Series 2023-A 5.00%, 09/01/2027		3,140	3,145,346
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.125%, 06/15/2065(a)		13,815	13,848,095
6.25%, 06/15/2055(a)		7,000	7,111,959
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a)		4,000	4,008,818
6.75%, 11/15/2055(a)		2,670	2,807,665
6.875%, 11/15/2064(a)		6,030	6,346,161
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		2,700	2,684,337
Governors Park South Community Development District (Governors Park South Community Development Dist Master Infrastructure Bond Area) Series 2026 6.00%, 05/01/2041		4,500	4,392,945
Governors Park South Community Development District (Governors Park South Community Development District Assessment Area Two) Series 2026 4.00%, 05/01/2031		590	576,822
4.45%, 05/01/2036		730	704,735
5.45%, 05/01/2046		1,450	1,420,817
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044		27,000	27,346,092
5.00%, 10/01/2049		4,500	4,491,587
5.00%, 10/01/2054		7,000	6,933,369
Series 2022-2 5.00%, 10/01/2031(a) (b)		4,350	4,427,517
5.00%, 10/01/2032(a) (b)		1,500	1,525,272
5.00%, 10/01/2034(a) (b)		2,150	2,180,952
5.00%, 10/01/2035(a) (b)		3,500	3,546,367
5.00%, 10/01/2036(a) (b)		4,000	4,047,934
Series 2025-2 5.00%, 10/01/2034(a) (b)		2,000	2,072,730
5.00%, 10/01/2035(a) (b)		4,250	4,599,155
5.00%, 10/01/2036(a) (b)		5,000	5,152,913
5.00%, 10/01/2038(a) (b)		11,320	11,971,181
5.25%, 10/01/2044(a) (b)		6,315	6,631,655
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.25%, 11/01/2034		2,000	2,119,447
5.50%, 11/01/2036		6,000	6,427,558
5.50%, 11/01/2037		5,000	5,327,015

	Principal Amount (000)		U.S. $ Value

Greenbriar Community Development District (Greenbriar Community Development District Assessment Area Two) Series 2026 5.70%, 05/01/2058	$	1,000	$971,682
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2024 4.25%, 06/01/2054		2,755	2,452,201
Highlands County Health Facilities Authority (Highlands County Health Facilities Authority) 6.00%, 04/01/2038(e) (g) (h) (i)		1,215	14,280
Series 2018 6.25%, 04/01/2049(e) (g) (h) (i)		1,445	17,120
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2025-2 5.00%, 10/01/2047(a) (b)		10,220	10,300,831
5.25%, 10/01/2042(a) (b)		4,500	4,781,148
5.25%, 10/01/2044(a) (b)		11,475	12,082,426
5.50%, 10/01/2034(a) (b)		27,000	28,367,531
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051		10,000	9,088,263
Series 2025-2 5.50%, 11/15/2054(a) (b)		30,565	32,317,368
Lake Flores Community Development District (Lake Flores Community Development District) Series 2026 5.45%, 05/01/2046		1,000	997,605
5.75%, 05/01/2056		1,300	1,279,037
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship Dist Series 2019 Assmnt Northeast Sector Phase 1B) Series 2018 5.30%, 05/01/2039		1,000	1,010,985
5.45%, 05/01/2048		1,525	1,504,717
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.125%, 05/01/2043		2,220	2,380,474
6.30%, 05/01/2054		4,160	4,359,186
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057		3,650	3,374,506
Series 2026 5.75%, 10/01/2050(a)		1,740	1,755,344
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2044		2,525	2,634,066
5.25%, 11/15/2054		1,000	1,008,598
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032		870	859,086
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-A 5.00%, 07/01/2034		4,000	4,004,179
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)		6,871	6,414,548

	Principal Amount (000)		U.S. $ Value

Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(a)	$	525	$509,844
5.25%, 07/01/2042(a)		770	743,129
5.25%, 07/01/2052(a)		2,435	2,154,739
5.50%, 07/01/2061(a)		4,375	3,919,588
Miami-Dade County Industrial Development Authority (Mater Academy, Inc.) Series 2026 5.00%, 06/15/2036		1,000	1,042,546
5.00%, 06/15/2046		1,075	1,068,919
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)		22,800	23,488,913
Middleton Community Development District A (Middleton Community Development District A Series 2022 Phase I Special Assmnt) Series 2022 6.20%, 05/01/2053		3,430	3,539,241
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.25%, 10/01/2056		14,250	14,568,754
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041		1,030	893,206
4.00%, 10/01/2051		4,330	3,403,517
Series 2024 5.00%, 10/01/2043		2,260	2,230,539
5.25%, 10/01/2053		2,850	2,727,311
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2020 5.00%, 06/01/2055		3,490	3,224,813
Series 2022 4.25%, 06/01/2056		5,825	4,732,388
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)		1,800	2,800,664
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038		400	411,016
5.00%, 11/01/2039		685	700,085
5.00%, 11/01/2040		650	662,019
5.00%, 11/01/2041		3,130	3,179,136
5.00%, 11/01/2042		500	506,378
5.00%, 11/01/2047		14,335	14,092,595
5.00%, 11/01/2052		12,415	11,793,046
Series 2025 5.00%, 11/01/2031		2,115	2,238,365
5.00%, 11/01/2032		1,015	1,077,101
5.00%, 11/01/2033		1,345	1,435,119
5.00%, 11/01/2036		1,000	1,048,520
5.00%, 11/01/2043		1,620	1,625,063
5.00%, 11/01/2044		2,000	2,003,386
5.00%, 11/01/2045		1,700	1,697,758
5.25%, 11/01/2038		1,515	1,599,098
5.25%, 11/01/2039		1,595	1,676,032
5.25%, 11/01/2040		1,685	1,757,049
5.25%, 11/01/2042		1,500	1,538,527
5.25%, 11/01/2055		32,220	31,823,543
5.75%, 11/01/2050		3,830	3,962,986

	Principal Amount (000)		U.S. $ Value
Palmetto Ridge Community Development District (Palmetto Ridge Community Development District Assessment Area Two) Series 2026 4.45%, 05/01/2036	$	1,075	$1,048,193
Pinellas County Industrial Development Authority (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2019 5.00%, 07/01/2029		655	667,432
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039		6,620	6,628,392
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 5.875%, 05/01/2056		1,750	1,702,034
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(e) (f) (h)		3,805	761,000
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055		5,300	4,331,418
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)		4,760	3,608,492
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.00%, 05/01/2029		575	564,874
3.375%, 05/01/2034		1,410	1,327,558
3.55%, 05/01/2039		2,445	2,194,026
3.70%, 05/01/2050		9,360	7,295,430
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053		2,085	2,103,837
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.00%, 05/01/2043(a)		1,215	1,228,513
5.25%, 05/01/2054(a)		2,070	2,051,758
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.80%, 05/01/2055(a)		5,485	5,088,244
Wildblue Community Development District (Wildblue Community Development District Series 2026 Special Assessment) Series 2026 5.75%, 05/01/2056		1,000	985,259
Woodlands Section 9 Community Development District (Woodlands Section 9 Community Development District) Series 2026 5.70%, 05/01/2046		2,000	1,976,646
6.00%, 05/01/2056		2,325	2,279,105

			1,145,838,829

	Principal Amount (000)		U.S. $ Value

Georgia – 3.8%
Assembly Community Improvement District (Assembly Community Improvement District) Series 2022-A 6.875%, 07/01/2057(a)	$	9,580	$10,434,774
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a)(j)		39,450	36,139,565
Series 2024-A 5.00%, 04/01/2034(a)		3,250	3,296,648
5.50%, 04/01/2039(a)		10,500	10,651,344
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 5.00%, 07/01/2035(a)		1,600	1,637,854
5.25%, 07/01/2040(a)		1,850	1,872,271
6.00%, 07/01/2055(a)		1,185	1,206,134
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2027		1,635	1,661,657
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2019-B 5.00%, 07/01/2044		9,000	9,156,056
Series 2025-2 5.00%, 07/01/2047(a) (b)		10,000	10,176,800
Series 2025-B 5.00%, 07/01/2036		4,930	5,339,928
5.00%, 07/01/2038		5,550	5,933,280
5.00%, 07/01/2039		7,500	7,959,226
5.00%, 07/01/2040		3,935	4,157,512
5.25%, 07/01/2043		1,670	1,770,959
Development Authority for Fulton County (Piedmont Healthcare Obligated Group) Series 2016-A 5.00%, 07/01/2032		2,000	2,002,263
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2018 4.125%, 11/01/2045		1,000	939,608
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.00%, 06/01/2045(a)		1,720	1,780,850
6.25%, 06/01/2055(a)		1,660	1,701,094
6.25%, 06/01/2064(a)		3,150	3,203,340
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017A 5.00%, 07/01/2032		1,205	1,222,432
5.00%, 07/01/2033		2,370	2,402,818
5.00%, 07/01/2035		4,945	5,005,868
5.00%, 07/01/2037		2,335	2,359,510
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2032		750	802,413
5.00%, 10/01/2034		750	808,555
5.00%, 10/01/2035		825	883,989
5.00%, 10/01/2036		900	957,813
5.00%, 10/01/2044		2,000	2,034,141
5.25%, 10/01/2049		16,095	16,447,704
5.25%, 10/01/2054		21,085	21,347,941

	Principal Amount (000)		U.S. $ Value

Fayette County Hospital Authority/GA (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2034	$	1,620	$1,621,560
5.00%, 07/01/2035		6,355	6,360,442
5.00%, 07/01/2036		2,735	2,737,050
George L Smith II Congress Center Authority (George L Smith II Congress Center Authority) Series 2021 4.00%, 01/01/2054		1,885	1,555,456
Georgia Ports Authority (Georgia Ports Authority) Series 2022 5.25%, 07/01/2052		10,000	10,380,836
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043		10,880	10,895,999
Main Street Energy, Inc. (Bank of Nova Scotia (The)) Series 2026-A 5.00%, 10/01/2033		12,345	12,926,054
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)		24,500	24,496,693
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052		12,195	12,559,486
Series 2023-A 5.00%, 06/01/2053		6,750	6,979,757
Series 2023-D 5.00%, 05/01/2054		55,235	57,488,373
Series 2024-C 5.00%, 12/01/2054		23,805	24,743,631
Series 2025-B 5.00%, 12/01/2055		35,900	37,297,917
Series 2026-2 5.00%, 05/01/2055(a) (b)		26,820	27,949,999
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.145% (SOFR + 1.70%), 12/01/2053(c)		25,000	25,640,437
Series 2023-B 5.00%, 07/01/2053		11,720	12,258,579
Series 2023-C 5.00%, 09/01/2053		24,815	26,061,060
Series 2024-A 5.00%, 05/01/2054		35,000	36,866,620
Series 2024-B 5.00%, 12/01/2054		44,070	46,679,006
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054		39,015	40,992,210
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049		5,000	4,986,619
Series 2022 4.50%, 07/01/2063		15,000	13,801,236

	Principal Amount (000)		U.S. $ Value

Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2039	$	695	$706,027
5.00%, 01/01/2048		2,460	2,460,787
Series 2023 5.50%, 07/01/2064		10,200	10,367,405
Savannah Georgia Convention Center Authority (Savannah Georgia Convention Center Authority) Series 2025 5.125%, 06/01/2050		2,250	2,196,321
5.25%, 06/01/2061		2,250	2,178,197

			638,482,104

Guam – 0.3%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)		3,370	3,372,094
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2020-A 5.00%, 01/01/2050		3,790	3,853,549
Series 2025-A 5.25%, 07/01/2050		2,300	2,336,646
5.50%, 07/01/2055		12,210	12,554,703
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2043		300	307,210
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029		1,310	1,313,056
5.00%, 12/01/2030		4,160	4,168,470
5.00%, 12/01/2032		3,545	3,550,236
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		1,325	1,368,619
Series 2025-G 5.00%, 01/01/2035		3,000	3,206,534
5.00%, 01/01/2036		2,650	2,814,181
5.25%, 01/01/2037		2,000	2,144,230
5.25%, 01/01/2038		2,250	2,395,853
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036		4,050	3,984,725

			47,370,106

Hawaii – 0.2%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-2 5.00%, 07/01/2040(a) (b)		4,700	4,993,640
5.00%, 07/01/2041(a) (b)		4,500	4,737,073
5.00%, 07/01/2042(a) (b)		7,710	8,148,086
5.00%, 07/01/2043(a) (b)		3,000	3,134,003
Series 2025-A 5.50%, 07/01/2054		1,220	1,280,068
Series 2026-2 5.00%, 07/01/2044(a) (b)		1,925	2,000,980
5.00%, 07/01/2045(a) (b)		1,500	1,546,484

			25,840,334

	Principal Amount (000)		U.S. $ Value

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.00%, 11/01/2048	$	4,500	$4,709,279
7.125%, 11/01/2057		7,495	7,837,570
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036		200	200,335

			12,747,184

Illinois – 5.1%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)		6,450	6,326,906
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042		7,220	6,873,322
Series 2015-C 5.25%, 12/01/2035		2,135	2,087,357
5.25%, 12/01/2039		8,080	7,870,402
Series 2015-E 5.125%, 12/01/2032		1,000	995,184
Series 2016-B 6.50%, 12/01/2046		1,900	1,905,127
Series 2017-A 7.00%, 12/01/2046(a)		4,000	4,072,890
Series 2017-B 7.00%, 12/01/2042(a)		5,000	5,106,644
Series 2017-G 5.00%, 12/01/2034		4,150	4,153,806
Series 2017-H 5.00%, 12/01/2036		10,360	10,254,967
5.00%, 12/01/2046		3,620	3,273,005
Series 2018-A 5.00%, 12/01/2026		5,430	5,443,010
5.00%, 12/01/2027		6,300	6,358,764
Series 2019-A 5.00%, 12/01/2029		2,950	2,996,597
5.00%, 12/01/2030		2,000	2,025,977
Series 2021-A 5.00%, 12/01/2032		2,400	2,421,763
5.00%, 12/01/2033		4,510	4,538,143
5.00%, 12/01/2036		1,210	1,197,733
5.00%, 12/01/2038		5,000	4,851,944
5.00%, 12/01/2041		7,765	7,330,262
Series 2021-B 5.00%, 12/01/2036		1,000	989,862
Series 2023-A 5.875%, 12/01/2047		19,500	19,696,749
6.00%, 12/01/2049		36,165	36,886,358
Series 2025 6.25%, 12/01/2050		3,000	3,120,035
Series 2025-B 6.00%, 12/01/2039		2,000	2,118,916
6.00%, 12/01/2041		33,465	35,178,003
6.00%, 12/01/2042		43,095	45,136,940
6.00%, 12/01/2043		20,760	21,680,492
6.00%, 12/01/2044		18,500	19,227,174
Series 2025-C 5.50%, 12/01/2045		1,760	1,747,768

	Principal Amount (000)		U.S. $ Value

Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2031	$	3,000	$3,175,730
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.25%, 01/01/2041		2,150	2,253,672
5.25%, 01/01/2042		2,450	2,559,574
5.25%, 01/01/2043		2,625	2,732,956
5.50%, 01/01/2053		21,080	21,670,242
Series 2024-C 5.00%, 01/01/2033		11,000	11,887,946
Series 2025-A 5.00%, 01/01/2037		1,430	1,532,828
5.00%, 01/01/2038		5,000	5,315,416
5.00%, 01/01/2039		2,450	2,582,432
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033		1,395	1,425,151
5.00%, 07/01/2038		1,500	1,518,033
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2020-A 5.00%, 12/01/2055		6,000	6,022,580
Series 2024-A 5.00%, 12/01/2049		12,500	12,786,247
Series 2026-A 5.50%, 12/01/2056		4,685	4,916,095
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049		5,365	5,369,467
Series 2025-A 6.00%, 01/01/2050		20,150	20,885,177
Series 2025-B 5.50%, 01/01/2040		10,400	10,700,575
5.50%, 01/01/2041		7,000	7,151,423
Series 2025-E 6.00%, 01/01/2042		1,500	1,601,826
6.00%, 01/01/2044		1,500	1,587,795
6.00%, 01/01/2045		3,130	3,296,318
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(e) (h)		1,050	657,008
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040		2,620	2,593,664
7.00%, 02/15/2056		8,355	8,111,684
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 5.00%, 11/01/2033		625	615,269
6.00%, 05/01/2046		3,580	3,586,402
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2035(a)		1,280	1,212,163
4.00%, 10/01/2042(a)		4,150	3,590,089

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041	$	1,475	$1,480,082
Illinois Finance Authority (Board of Trustees of the University of Illinois/The) Series 2020 4.00%, 10/01/2050		5,245	4,397,945
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2046		2,000	1,680,014
4.00%, 08/01/2051		1,000	809,824
Series 2026 5.00%, 08/01/2038		1,155	1,178,894
5.00%, 08/01/2040		1,395	1,404,294
5.00%, 08/01/2041		1,600	1,602,043
5.25%, 08/01/2043		2,815	2,868,843
5.25%, 08/01/2045		2,975	3,005,386
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)		24,150	23,587,986
Series 2025 4.80%, 12/01/2043(a)		31,325	31,797,287
Illinois Finance Authority (DePaul College Prep) Series 2023 4.30%, 08/01/2028(a)		635	638,452
4.50%, 08/01/2033(a)		1,275	1,299,652
5.25%, 08/01/2038(a)		3,895	4,071,538
5.50%, 08/01/2043(a)		4,485	4,687,369
5.625%, 08/01/2053(a)		7,250	7,369,921
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052		1,500	1,427,108
5.50%, 10/01/2042		1,045	1,056,434
5.50%, 10/01/2047		1,000	1,006,683
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)		20,000	22,490,392
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 5.00%, 11/01/2036		1,460	1,530,200
5.125%, 11/01/2046		2,000	1,995,766
5.375%, 11/01/2050		1,000	995,644
5.375%, 11/01/2055		2,100	2,054,440
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060		4,356	3,271,429
Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 6.50%, 05/15/2042		2,000	2,132,771
6.50%, 05/15/2047		2,000	2,116,749
6.625%, 05/15/2052		1,910	2,009,489
6.75%, 05/15/2058		1,765	1,852,576

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (Prerefunded - US Treasuries) Series 2016-C 5.00%, 02/15/2041	$	1,360	$1,376,251
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-A 5.00%, 08/01/2042		1,000	967,065
5.00%, 08/01/2047		2,475	2,345,720
Series 2017-C 5.00%, 08/01/2046		2,900	2,763,224
Series 2025 5.25%, 08/01/2035(a)		2,595	2,663,407
Illinois Finance Authority (Washington & Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2044		10,890	9,173,063
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042		14,165	13,035,549
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038		1,675	1,701,326
Series 2024 5.67%, 11/01/2038(f)		16,210	15,775,532
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2015-A 5.00%, 01/01/2031		1,500	1,504,856
5.00%, 01/01/2032		1,625	1,630,278
Series 2015-B 5.00%, 01/01/2036		2,850	2,853,285
Series 2016-B 5.00%, 01/01/2041		3,450	3,452,531
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2012 Zero Coupon, 12/15/2041		9,400	4,642,738
Zero Coupon, 12/15/2051		11,385	3,084,809
Series 2015-B 5.00%, 12/15/2045		13,300	13,300,649
Series 2017 0.00%, 12/15/2042(j)		1,400	1,065,558
AG Series 2017 Zero Coupon, 12/15/2056		23,000	4,889,867
Series 2017-A 5.00%, 06/15/2057		4,000	3,935,250
Series 2017-B Zero Coupon, 12/15/2054		9,850	2,239,751
Series 2020 5.00%, 06/15/2050		18,345	18,185,498
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035		8,270	8,798,348
Series 2016 5.00%, 02/01/2029		5,945	6,002,677
5.00%, 11/01/2032		5,245	5,262,135
5.00%, 11/01/2035		8,000	8,020,377
Series 2017-A 5.00%, 12/01/2028		2,700	2,768,821
5.00%, 12/01/2034		2,585	2,628,574

	Principal Amount (000)		U.S. $ Value

Series 2017-C 5.00%, 11/01/2029	$	4,335	$4,431,785
Series 2018-A 5.00%, 10/01/2029		1,030	1,069,212
5.00%, 05/01/2030		2,185	2,253,849
Series 2020 5.50%, 05/01/2030		2,750	2,879,424
5.75%, 05/01/2045		2,500	2,617,009
Series 2020-B 5.00%, 10/01/2030		2,000	2,132,755
Series 2022-A 5.25%, 03/01/2037		2,500	2,667,530
5.50%, 03/01/2042		12,610	13,375,798
5.50%, 03/01/2047		4,500	4,677,033
Series 2022-B 5.25%, 10/01/2037		13,000	13,909,084
Series 2022-C 5.50%, 10/01/2045		19,000	19,962,114
Series 2023-B 5.00%, 05/01/2036		5,000	5,299,395
5.50%, 05/01/2047		5,000	5,197,758
Series 2023-D 5.00%, 07/01/2036		5,000	5,302,792
Series 2024-A 5.257%, 05/01/2030		10,000	10,141,289
5.277%, 05/01/2031		2,000	2,028,947
Series 2024-B 5.00%, 05/01/2038		16,075	17,107,164
Series 2025-E 5.00%, 09/01/2043		10,755	11,141,641
5.00%, 09/01/2045		15,000	15,361,604
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060		6,000	5,858,861
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033		2,286	2,286,030
Series 2016-B 7.00%, 03/01/2033		1,103	1,103,091

			857,894,377

Indiana – 1.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e) (h)		1,243	124
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(a)		1,495	1,528,304
4.875%, 01/01/2044(a)		1,550	1,569,864
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		10,000	10,211,966
Series 2025 4.20%, 06/01/2044		21,560	21,706,634
City of Whiting IN (BP Products North America) Series 2026 4.00%, 12/01/2044		5,265	5,255,492
4.00%, 11/01/2047		7,000	7,007,229

	Principal Amount (000)		U.S. $ Value

Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2042	$	1,000	$1,051,324
5.00%, 11/15/2043		9,945	10,411,768
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051		3,905	3,912,286
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(e) (f) (h)		30,305	3,030
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037		2,620	2,457,299
4.00%, 04/01/2039		1,630	1,490,495
4.00%, 04/01/2041		2,305	2,013,726
4.00%, 04/01/2042		2,400	2,075,396
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043		6,700	5,955,381
Series 2023-2 4.00%, 11/15/2028		1,000	1,005,924
4.00%, 11/15/2029		1,000	1,003,762
4.00%, 11/15/2037		1,800	1,711,334
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2046		2,000	2,109,603
Indiana Finance Authority (Marian University Inc/IN) Series 2026 5.00%, 09/15/2041		1,250	1,257,472
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030		10,620	10,320,701
Series 2020-A 3.00%, 11/01/2030		6,605	6,418,854
Series 2021-B 2.50%, 11/01/2030		4,585	4,366,568
Series 2022-A 4.25%, 11/01/2030		3,000	3,060,204
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054		10,000	10,104,999
Series 2024-B 3.265% (SOFR + 0.71%), 11/01/2046(c) (f)		31,100	31,012,883
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044		1,300	1,174,838
5.00%, 07/01/2049		3,000	2,885,237
5.00%, 07/01/2054		1,400	1,333,123
5.00%, 07/01/2059		3,035	2,855,716
5.25%, 07/01/2064		2,835	2,751,090
Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029		1,755	1,791,164

	Principal Amount (000)		U.S. $ Value

5.00%, 09/01/2030	$	1,845	$1,887,213
5.00%, 09/01/2031		1,935	1,981,408
5.00%, 09/01/2032		2,035	2,082,770
5.25%, 09/01/2037		3,415	3,461,171
5.25%, 09/01/2044		10,000	9,711,112
5.25%, 09/01/2057		5,995	5,494,805
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.00%, 04/01/2031(a)		480	462,726
5.25%, 04/01/2041(a)		5,325	4,655,933
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043		6,670	6,965,456
6.00%, 03/01/2053		9,200	9,458,736
6.125%, 03/01/2057		10,930	11,293,001
BAM Series 2023 5.25%, 03/01/2067		20,060	20,535,590
Series 2023-F 7.75%, 03/01/2067		10,750	11,647,069

			251,450,780

Iowa – 0.6%
Iowa Finance Authority (Prerefunded - US Treasuries) Series 2022 5.00%, 12/01/2050		35,950	39,866,379
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031		3,130	3,055,575
4.00%, 12/01/2041		7,810	6,755,873
4.00%, 12/01/2046		5,225	4,240,088
4.00%, 12/01/2051		9,340	7,083,094
Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center) Series 2022 5.375%, 10/01/2052		1,600	1,605,744
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051		7,160	6,009,568
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2049		4,000	3,395,857
Series 2021-B Zero Coupon, 06/01/2065		79,060	11,145,025
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035		25,180	26,399,540

			109,556,743

Kansas – 0.3%
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)		825	861,028
6.50%, 11/15/2042(a)		13,650	14,283,372
City of Topeka KS (Congregational Home Obligated Group) Series 2022-A 5.75%, 12/01/2033		3,125	3,209,904

	Principal Amount (000)		U.S. $ Value

6.25%, 12/01/2042	$	2,920	$3,012,313
6.50%, 12/01/2052		6,000	6,098,644
Kansas City Industrial Development Authority (Kingswood Senior Living Community) 5.00%, 11/15/2046(e) (h)		3,708	37
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 2.39%, 05/01/2036		8,000	6,301,358
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035		2,085	2,122,316
5.00%, 03/01/2037		2,070	2,097,074
5.00%, 03/01/2039		2,325	2,343,802
5.00%, 03/01/2044		2,670	2,668,056
5.00%, 03/01/2049		5,875	5,622,388
University of Kansas Hospital Authority (University of Kansas Health System Obligated Group) Series 2026 5.25%, 03/01/2046		1,420	1,508,643
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Govt Sales Tax) Series 2018 4.50%, 06/01/2040		960	932,447

			51,061,382

Kentucky – 1.9%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2035		930	898,238
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.45%, 01/01/2042(a)		9,000	8,856,790
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044		8,500	8,276,861
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2038		3,000	3,223,429
5.25%, 01/01/2049		15,000	15,272,632
Kentucky Bond Development Corp. (PRG Wildcats LLC) Series 2026 5.00%, 10/31/2058		1,785	1,752,664
5.25%, 10/31/2051		4,240	4,356,196
5.50%, 10/31/2056		4,500	4,702,198
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034		1,500	1,521,432
5.00%, 08/15/2035		3,085	3,126,604
5.00%, 08/15/2037		1,550	1,567,883
5.00%, 08/15/2041		6,905	6,964,989
5.00%, 08/15/2046		2,740	2,755,627
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027		4,000	4,001,222

	Principal Amount (000)		U.S. $ Value

Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	$	1,685	$1,458,821
5.50%, 11/15/2045		710	609,892
Series 2016 5.00%, 05/15/2031		2,000	1,980,968
Series 2016-A 5.00%, 05/15/2046		3,600	3,056,673
5.00%, 05/15/2051		2,000	1,606,392
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050		24,090	23,328,443
Series 2017-A 5.00%, 06/01/2031		2,000	2,011,367
5.00%, 06/01/2032		3,500	3,515,980
5.00%, 06/01/2037		4,325	4,325,898
5.00%, 06/01/2041		3,300	3,257,088
5.25%, 06/01/2041		7,625	7,635,084
Series 2017-B 5.00%, 06/01/2040		5,000	4,976,864
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035		2,265	2,222,311
5.75%, 11/15/2045		5,265	4,896,828
5.75%, 11/15/2050		1,100	981,604
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(a)		12,370	12,531,964
Series 2022-B 6.75%, 11/01/2040(a)		2,050	2,075,832
Kentucky Municipal Power Agency (Kentucky Municipal Power Agency) Series 2026-B 5.00%, 09/01/2031		3,125	3,355,234
5.00%, 09/01/2033		2,500	2,711,641
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055		68,890	71,735,756
Series 2025-C 5.00%, 05/01/2036		38,275	39,630,865
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055		14,815	15,350,241
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.425% (SOFR + 1.98%), 04/01/2054(c)		25,000	25,968,502
5.25%, 04/01/2054		10,000	10,555,611
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020 5.00%, 10/01/2047		1,965	2,054,792
Series 2020-A 5.00%, 10/01/2038		965	987,865

			320,099,281

	Principal Amount (000)		U.S. $ Value

Louisiana – 1.1%
Jefferson Sales Tax District (Jefferson Sales Tax District) AG Series 2017-B 5.00%, 12/01/2034	$	1,000	$1,018,882
5.00%, 12/01/2036		2,400	2,439,866
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2022 4.475%, 08/01/2039		10,000	9,465,453
Series 2023 5.048%, 12/01/2034		10,000	10,064,159
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035		2,100	2,104,152
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2034		8,985	9,109,807
5.00%, 10/01/2036		8,460	8,557,443
5.00%, 10/01/2037		5,000	5,053,078
5.00%, 10/01/2044		5,155	5,193,998
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 5.00%, 06/15/2035(a)		955	975,122
5.50%, 06/15/2040(a)		3,500	3,565,354
6.00%, 06/15/2045(a)		1,000	1,026,323
6.00%, 06/15/2059(a)		2,200	2,192,047
6.15%, 06/15/2055(a)		4,850	4,903,563
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064		56,520	58,146,041
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(a)		205	208,899
6.25%, 06/01/2062(a)		1,425	1,432,210
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2047		3,515	3,519,489
5.00%, 07/01/2052		7,300	7,107,159
5.00%, 07/01/2057		2,250	2,172,751
New Orleans Aviation Board (Louis Armstrong New Orleans Intl Airport) Series 2024 5.00%, 01/01/2035		6,120	6,545,630
5.25%, 01/01/2040		8,500	8,940,466
5.25%, 01/01/2041		3,460	3,615,742
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043		1,000	1,001,173
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)		10,945	11,708,136

	Principal Amount (000)		U.S. $ Value

Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	$	17,400	$17,728,536

			187,795,479

Maine – 0.0%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(a)		4,150	4,269,180

Maryland – 1.1%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(a)		1,750	1,493,779
Series 2019-B 3.875%, 06/01/2046(a)		300	264,213
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 4.25%, 07/01/2050		1,130	984,307
Series 2022 5.75%, 07/01/2053		2,860	2,968,631
6.00%, 07/01/2058		10,000	10,482,481
AG Series 2026 5.25%, 07/01/2051		1,265	1,294,151
5.25%, 07/01/2056		1,750	1,777,696
5.25%, 07/01/2061		2,300	2,327,451
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 12/31/2036		3,200	3,303,198
5.00%, 06/30/2037		2,400	2,470,968
5.00%, 12/31/2037		2,605	2,675,353
5.00%, 06/30/2038		2,920	2,991,456
5.00%, 12/31/2038		1,015	1,036,910
5.25%, 06/30/2047		1,350	1,352,514
5.25%, 06/30/2052		52,190	51,187,300
5.25%, 06/30/2055		37,655	36,810,154
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2039		1,750	1,953,177
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 5.00%, 07/01/2046		22,040	22,174,933
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(a) (b)		29,840	31,065,102
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2025-2 5.00%, 08/01/2034(a) (b)		1,550	1,683,606
5.00%, 08/01/2038(a) (b)		2,200	2,328,927
5.00%, 08/01/2039(a) (b)		1,270	1,334,411
5.25%, 08/01/2040(a) (b)		1,600	1,715,464
5.25%, 08/01/2041(a) (b)		1,700	1,815,679
5.25%, 08/01/2042(a) (b)		1,805	1,918,451
5.25%, 08/01/2043(a) (b)		1,520	1,611,707
5.25%, 08/01/2044(a) (b)		1,100	1,160,328

			192,182,347

	Principal Amount (000)		U.S. $ Value

Massachusetts – 1.2%
City of Revere MA (City of Revere MA) Series 2026 4.00%, 07/29/2027	$	15,750	$15,928,424
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-E 5.00%, 11/01/2052		10,000	10,194,092
Series 2024-A 5.00%, 01/01/2054		10,000	10,228,566
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.25%, 07/01/2055		11,000	11,530,624
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 5.25%, 07/01/2052		2,000	1,967,323
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)		1,200	1,231,133
6.50%, 07/15/2060(a)		18,005	18,279,247
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.50%, 12/01/2056		10,000	10,511,755
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047		10,185	9,769,895
Series 2017-A 5.00%, 01/01/2040		940	939,259
Series 2025 5.00%, 01/01/2030		1,120	1,172,133
5.00%, 01/01/2031		1,200	1,265,477
5.00%, 01/01/2035		1,230	1,311,154
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043		3,405	3,255,660
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.50%, 12/01/2044(a)		3,685	3,530,657
5.875%, 12/01/2060(a)		1,285	1,199,256
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027		250	249,624
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045		1,500	1,569,108
5.50%, 08/15/2050		7,000	7,324,591
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047		3,665	3,478,201

	Principal Amount (000)		U.S. $ Value

Series 2022 5.00%, 07/01/2052	$	1,150	$1,070,172
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2055		1,380	1,410,012
5.25%, 06/01/2060		6,995	7,105,707
5.25%, 06/01/2065		13,575	13,741,564
5.50%, 06/01/2050		3,900	4,092,046
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.25%, 01/01/2050		2,680	2,506,909
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034		1,360	1,289,529
Series 2023 5.00%, 10/01/2043		1,100	956,821
5.25%, 10/01/2036		415	396,795
5.25%, 10/01/2037		500	470,606
5.25%, 10/01/2038		515	477,820
5.25%, 10/01/2039		520	476,236
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036		2,000	1,871,612
5.00%, 07/01/2031		1,350	1,350,314
5.00%, 07/01/2041		2,500	2,416,845
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050		1,000	962,333
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056		4,000	2,920,289
5.00%, 06/01/2027		445	446,915
5.00%, 06/01/2028		1,850	1,867,316
Series 2021-B 4.00%, 06/01/2050		1,700	1,309,008
Massachusetts Development Finance Agency (Suffolk University) Series 2025 5.25%, 07/01/2055		6,670	6,254,322
6.00%, 07/01/2050		3,000	3,109,211
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2013-G 5.00%, 07/01/2037		3,050	2,915,371
Series 2026 5.50%, 10/01/2040		1,825	1,987,497
5.50%, 10/01/2041		1,750	1,897,698
5.50%, 10/01/2042		1,750	1,890,190
5.50%, 10/01/2044		1,750	1,867,939
6.00%, 10/01/2049		1,750	1,888,629
7.375%, 10/01/2035		9,300	9,352,674
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041		1,480	1,480,237
5.00%, 07/01/2046		2,500	2,441,483

	Principal Amount (000)		U.S. $ Value

Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	$	2,260	$2,273,819
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039		10,255	10,384,469

			209,818,567

Michigan – 0.4%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(e) (h)		8,102	9,094,477
Series 2014-B 4.00%, 04/01/2044(j)		9,890	7,759,644
Series 2018 5.00%, 04/01/2033		1,000	1,020,212
5.00%, 04/01/2034		2,250	2,294,806
Series 2020 5.50%, 04/01/2045		1,690	1,740,732
Series 2021-A 5.00%, 04/01/2050		1,000	1,002,587
Series 2023-A 5.25%, 05/01/2027		300	304,140
5.25%, 05/01/2029		700	734,425
Series 2023-B 6.844%, 05/01/2028		170	173,856
Series 2023-C 6.00%, 05/01/2043		1,500	1,637,599
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048		3,385	3,457,879
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032		1,055	1,058,231
5.00%, 11/01/2037		600	590,920
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037		1,100	1,101,954
Series 2020 5.00%, 05/15/2055		6,860	6,275,098
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046		1,895	1,113,843
4.00%, 12/01/2051		1,935	1,064,248
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		2,910	2,730,307
4.00%, 06/01/2049		5,000	4,219,283
Series 2020-B Zero Coupon, 06/01/2065		7,500	749,708
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2033		2,000	2,038,857
5.00%, 12/31/2043		5,000	5,027,149
AG Series 2018 4.25%, 12/31/2038		3,630	3,518,090
4.50%, 06/30/2048		4,000	3,650,069

	Principal Amount (000)		U.S. $ Value

Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	$	263,800	$4,279,812

			66,637,926

Minnesota – 2.6%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)		10,670	10,406,655
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a) (j)		23,500	24,095,582
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)		25,045	24,570,102
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)		19,500	19,547,022
City of Cottage Grove MN (Cottage Grove AH I LLLP) Series 2025 4.41%, 02/01/2030(a)		1,300	1,318,767
5.58%, 02/01/2043		32,255	32,160,812
7.25%, 02/01/2030(a)		9,725	9,537,442
7.50%, 08/01/2043(a)		2,000	2,002,102
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)		6,775	6,957,871
City of Rochester MN (DRG Rochester Apartments) Series 2026 5.92%, 08/01/2044		28,920	28,003,907
7.00%, 08/01/2040		2,050	2,010,835
7.38%, 02/01/2045		3,980	3,900,652
7.63%, 08/01/2044		18,275	18,195,796
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.25%, 06/01/2045(a)		1,000	945,278
5.50%, 06/01/2055(a)		3,460	3,179,498
5.50%, 06/01/2063(a)		1,855	1,668,775
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)		19,240	18,861,195
Dakota County Community Development Agency (Valley Station Apartments Project) Series 2026 5.68%, 05/01/2043		19,205	18,854,883
7.25%, 05/01/2030		8,415	8,330,333
7.50%, 11/01/2043		1,370	1,349,597
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Housing & Redevelopment Authority of The City of St. Paul Minnesota) Series 2026 6.01%, 02/01/2043(a)		8,100	8,010,550
8.00%, 02/01/2043(a)		1,300	1,259,040

	Principal Amount (000)		U.S. $ Value

Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031(f)	$	600	$484,444
4.00%, 06/01/2041(f)		1,220	806,795
4.00%, 06/01/2051(f)		1,250	718,563
4.00%, 06/01/2056(f)		2,180	1,183,776
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044		10,000	10,462,745
5.25%, 01/01/2049		1,000	1,032,573
Minnesota Health & Education Facilities Authority (College of St. Scholastica) Series 2019 4.00%, 12/01/2040		6,900	6,078,215
Minnesota Health & Education Facilities Authority (Kingspath Target Housing of Minnesota) Series 2026 5.00%, 11/15/2036(a)		3,285	3,206,591
6.25%, 11/15/2046(a)		9,420	9,295,469
6.625%, 11/15/2056(a)		17,585	17,446,077
6.625%, 11/15/2061(a)		50,005	49,259,600
8.00%, 11/15/2031(a)		1,625	1,599,999
Minnesota Health & Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045		1,900	1,850,042
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035		70,200	71,855,274
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 4.66%, 07/01/2027		2,150	2,150,062
6.08%, 07/01/2042		7,305	7,489,391
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039		2,000	1,659,772

			431,746,082

Mississippi – 0.2%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2036		1,000	1,080,282
5.25%, 07/01/2037		1,000	1,075,499
5.25%, 07/01/2038		1,000	1,070,315
5.25%, 07/01/2039		1,350	1,434,413
5.25%, 07/01/2040		1,315	1,384,573
5.25%, 07/01/2041		1,040	1,081,548
5.25%, 07/01/2042		1,065	1,104,053
5.25%, 07/01/2044		1,500	1,542,285
5.25%, 07/01/2045		1,645	1,683,693
5.50%, 07/01/2050		6,750	6,878,442
5.50%, 07/01/2055		6,225	6,293,004
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(e) (f) (h)		14,500	725,000

	Principal Amount (000)		U.S. $ Value

Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	$	2,500	$2,040,046
5.00%, 10/01/2026(a)		1,700	1,701,810
5.00%, 10/01/2027(a)		900	906,274
5.00%, 10/01/2028(a)		1,900	1,922,941
5.00%, 10/01/2033(a)		2,270	2,279,029
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037		720	692,963
5.00%, 01/01/2035		1,230	1,273,225

			36,169,395

Missouri – 0.2%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2036		2,810	2,827,222
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046		1,000	999,994
Series 2019 5.00%, 02/01/2042		620	625,556
5.00%, 02/01/2048		2,600	2,564,725
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036		1,300	1,300,197
5.00%, 08/15/2046		1,760	1,694,828
5.00%, 08/15/2051		1,000	936,785
Series 2018 5.00%, 08/15/2042		6,965	6,967,461
Series 2021-A 5.00%, 08/15/2056		9,640	8,784,943
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035		2,000	2,000,430
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 5.00%, 10/01/2033(a)		1,000	1,002,425
6.00%, 10/01/2049(a)		2,475	2,466,350

			32,170,916

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2021-A 4.00%, 10/15/2036(a)		2,355	1,688,788
Series 2025 0.00%, 10/15/2055(a) (j)		19,115	15,423,838
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034		1,085	1,092,508
Montana Facility Finance Authority (Powell County Memorial Hospital Association) Series 2026 6.75%, 07/01/2058		2,000	2,016,160

			20,221,294

	Principal Amount (000)		U.S. $ Value

Nebraska – 0.4%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	$	11,255	$11,691,412
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2031		2,050	2,123,463
5.00%, 09/01/2034		1,510	1,556,701
5.00%, 09/01/2036		5,000	5,095,439
5.00%, 09/01/2037		8,715	8,810,354
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055		40,500	42,615,558

			71,892,927

Nevada – 0.3%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)		17,500	2,806,799
Clark County School District (Clark County School District) AG Series 2019-B 3.00%, 06/15/2037		5,185	4,452,907
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2040		1,800	1,796,535
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2040		2,415	2,566,803
5.25%, 07/01/2043		1,500	1,575,307
5.25%, 07/01/2044		1,155	1,207,549
5.25%, 07/01/2054		7,370	7,458,411
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)		31,005	19,843,200
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(e) (f) (h)		1,693	17
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2040		4,200	4,257,737
5.00%, 07/01/2045		2,800	2,816,287
5.00%, 07/01/2051		9,000	8,734,673

			57,516,225

New Hampshire – 3.3%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.033%, 10/01/2051		18,929	18,058,491
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(c)		17,238	16,792,690

	Principal Amount (000)		U.S. $ Value

National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	$	18,455	$17,969,204
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041(c)		12,903	13,181,860
Series 2025-1, Class A2 5.15%, 06/20/2041(c)		3,685	3,702,279
New Hampshire Business Finance Authority (ARC70 2026-1) Series 2026-1, Class A1 4.125%, 04/20/2043		17,376	16,740,561
Series 2026-1, Class A2 4.50%, 04/20/2043		4,413	4,259,513
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)		2,132	2,121,978
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)		15,191	15,076,252
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(a)		31,980	31,785,731
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)		8,609	8,604,377
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)		3,346	3,321,860
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055		3,000	2,884,945
6.00%, 08/01/2065		5,410	5,302,736
New Hampshire Business Finance Authority (Hays Consolidated Independent School District Lease) Series 2026-A Zero Coupon, 12/15/2067(d)		66,925	6,449,575
5.00%, 12/15/2050(d)		5,900	5,798,981
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)		4,485	4,474,703
New Hampshire Business Finance Authority (LGI Homes-Texas LLC) Series 2026 Zero Coupon, 12/15/2041		9,595	3,607,735
New Hampshire Business Finance Authority (Medical Center Health System) Series 2025 5.875%, 11/01/2045		12,360	12,236,128
6.00%, 11/01/2055		33,305	31,481,455
10.00%, 05/01/2036		8,100	7,906,311
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(a)		23,943	13,825,397

	Principal Amount (000)		U.S. $ Value

Series 2026 Zero Coupon, 12/15/2034(a)	$	6,000	$3,458,210
6.125%, 12/15/2033(a)		1,500	1,494,374
6.50%, 12/01/2034(a)		18,799	18,803,468
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034		19,172	19,146,899
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036		39,218	39,082,087
Series 2022-1, Class X 0.334%, 09/20/2036(k)		23,625	411,819
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036		25,569	24,883,659
Series 2022-2, Class X 0.675%, 10/01/2036(k)		23,675	904,593
New Hampshire Business Finance Authority (NFA 2023-2) Series 2023-2, Class A 3.875%, 01/20/2038		1,925	1,820,819
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051		13,312	12,817,305
Series 2024-1, Class X 0.495%, 07/01/2051(k)		17,236	578,444
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039		7,755	7,292,203
Series 2024-2, Class X 0.507%, 08/20/2039(k)		39,264	1,435,736
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025-1, Class A1 4.085%, 01/20/2041		8,392	8,032,153
Series 2025-1, Class A2 4.085%, 01/20/2041		987	916,948
Series 2025-1, Class B 4.085%, 01/20/2041		1,585	1,214,765
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.795%, 02/20/2041		11,673	11,676,108
Series 2025-3, Class A2 4.795%, 02/20/2041		6,963	6,687,779
Series 2025-3, Class B 4.795%, 10/20/2042		1,196	843,299
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041		18,298	17,267,619
Series 2026-1, Class A2 4.25%, 07/20/2041		1,248	1,124,444
Series 2026-1, Class B 9.491%, 07/20/2041(a)		1,243	1,807,595
New Hampshire Business Finance Authority (NFA 2026-1IMPACT) Series 2026-1 5.10%, 12/20/2042		9,000	9,205,790

	Principal Amount (000)		U.S. $ Value

New Hampshire Business Finance Authority (NFAAH 2025-1) Series 2025-1, Class B1 5.75%, 04/28/2042	$	13,420	$13,500,198
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2055		17,000	16,586,257
5.25%, 06/01/2044		6,500	6,777,161
5.25%, 06/01/2045		6,625	6,884,760
5.50%, 06/01/2055		10,400	10,719,741
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(a)		10,000	8,856,784
4.875%, 11/01/2042(a)		12,520	11,355,424
Series 2020-A 3.625%, 07/01/2043(a)		4,800	3,811,742
Series 2020-B 3.75%, 07/01/2045(a)		4,785	3,867,074
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)		9,606	9,471,762
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030		3,579	3,577,597
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(a)		4,050	4,019,917
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059		24,445	23,871,317

			559,788,612

New Jersey – 2.0%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047		1,030	1,064,195
6.00%, 06/15/2062		5,460	5,569,716
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(a)		1,260	1,032,192
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)		7,800	8,209,762
6.625%, 01/01/2045(a)		14,670	15,399,205
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2018-A 5.00%, 06/15/2042		4,385	4,441,937
5.00%, 06/15/2047		1,500	1,513,840
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047		1,000	972,192

	Principal Amount (000)		U.S. $ Value

New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	$	6,045	$6,062,743
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037		8,895	8,972,275
5.00%, 10/01/2047		4,770	4,772,190
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042		7,085	7,176,995
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033		1,640	1,654,121
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043		735	729,829
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		4,510	4,515,233
Series 2014-B 5.625%, 11/15/2030		1,280	1,281,751
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035		1,300	1,318,772
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036		1,000	1,012,468
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027		1,000	1,005,164
5.00%, 06/15/2028		21,660	21,771,566
5.00%, 06/15/2029		13,435	13,450,848
5.00%, 06/15/2030		6,000	6,006,605
Series 2018-A 5.00%, 06/15/2029		1,910	1,912,253
5.00%, 06/15/2030		24,975	25,002,493
5.00%, 06/15/2031		12,000	12,012,452
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033		5,170	3,970,498
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2046		810	853,258
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050		20,000	20,744,826
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-A 5.25%, 01/01/2055		24,000	25,223,484
Series 2027-A 5.00%, 01/01/2031(d)		3,000	3,195,739

	Principal Amount (000)		U.S. $ Value

5.00%, 01/01/2032(d)	$	2,000	$2,152,406
5.00%, 01/01/2033(d)		2,500	2,713,841
5.00%, 01/01/2034(d)		2,500	2,728,616
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 4.25%, 07/01/2033		460	462,748
5.25%, 07/01/2043		1,020	1,031,625
South Jersey Transportation Authority (South Jersey Transportation Authority) Series 2022 4.625%, 11/01/2047		5,000	4,834,068
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2031		1,425	1,464,140
5.00%, 06/01/2046		4,200	4,138,572
Series 2018-B 5.00%, 06/01/2046		114,030	110,099,067

			340,473,685

New Mexico – 0.1%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2049		1,200	1,112,381
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049		12,925	11,614,749
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054		10,580	11,141,351

			23,868,481

New York – 7.5%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2020 4.00%, 11/01/2045		2,250	2,062,284
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)		32,320	31,846,131
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2057		1,050	858,529
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052		2,000	2,004,360
5.25%, 07/01/2062		2,500	2,478,176
Build NYC Resource Corp. (Metropolitan College of New York) 5.00%, 11/01/2039		564	451,066
Series 2014 5.25%, 11/01/2034		810	648,185
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(f)		1,250	1,070,877

	Principal Amount (000)		U.S. $ Value

Build NYC Resource Corp. (REN 4520 83rd Street LLC) Series 2025 5.50%, 06/15/2055	$	2,000	$1,924,213
5.75%, 06/15/2060		3,500	3,461,214
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)		4,360	4,362,778
7.00%, 04/15/2058(a)		11,305	11,168,888
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2055		6,620	6,730,588
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)		6,000	5,695,326
5.375%, 10/15/2061(a)		16,000	14,949,333
Series 2026 5.25%, 06/01/2046(a)		1,000	988,529
5.50%, 06/01/2056(a)		2,000	1,944,819
5.625%, 06/01/2061(a)		1,500	1,477,384
City of New York NY (City of New York NY) Series 2022-2 5.00%, 03/01/2037(a)(b)		7,500	7,677,680
5.00%, 03/01/2038(a)(b)		10,000	10,222,989
Series 2025-G 5.25%, 02/01/2048		15,000	15,777,772
5.25%, 02/01/2050		16,740	17,422,209
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045		9,600	9,520,599
5.00%, 07/01/2051		15,520	14,994,867
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2052		17,470	16,454,277
5.50%, 06/15/2057		7,350	7,060,044
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040		4,640	4,976,496
Series 2016-D 5.00%, 11/15/2029		1,750	1,759,275
Series 2017-C 5.00%, 11/15/2028		12,930	13,395,267
5.00%, 11/15/2029		16,435	17,000,998
Series 2019-C 5.00%, 11/15/2038		380	392,579
Series 2020-A 5.00%, 11/15/2045		4,740	5,015,602
Series 2020-C 4.75%, 11/15/2045		23,880	23,992,348
5.00%, 11/15/2050		8,750	8,794,112
5.25%, 11/15/2055		15,885	16,066,049
Series 2020-D 4.00%, 11/15/2048		7,150	6,201,097
4.00%, 11/15/2049		6,425	5,528,989
Series 2025 5.00%, 11/15/2042		2,500	2,638,295
5.00%, 11/15/2043		4,150	4,364,512

	Principal Amount (000)		U.S. $ Value

5.25%, 11/15/2045	$	5,840	$6,188,782
5.25%, 11/15/2055		5,840	5,974,017
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)		2,000	1,953,643
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050		6,520	5,829,176
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(a)		1,620	1,533,983
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(g) (i)		525	37,552
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040		3,645	2,826,385
New York City Housing Development Corp. (NYHDC 2024-8SPR) Series 2024-8SPR, Class D 4.00%, 12/15/2043		665	668,327
Series 2024-8SPR, Class E 4.375%, 12/15/2043		1,275	1,287,738
Series 2024-8SPR, Class F 5.25%, 12/15/2043		3,115	3,185,223
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2022-F 3.75%, 02/01/2033		13,000	12,179,086
3.85%, 02/01/2034		3,955	3,687,122
Series 2025 5.00%, 05/01/2046		6,955	7,246,569
5.00%, 05/01/2050		18,870	19,273,505
Series 2025-E 5.00%, 11/01/2053		8,000	8,117,442
Series 2026 5.00%, 11/01/2044		14,825	15,734,852
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050		30,000	4,608,516
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056		28,715	29,196,143
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)		13,560	13,578,599
5.375%, 11/15/2040(a)		3,395	3,399,025
7.25%, 11/15/2044(a)		9,665	9,685,014
New York Liberty Development Corp. (Goldman Sachs Headquarters) Series 2005 5.25%, 10/01/2035		1,430	1,605,889
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2048		5,250	5,498,446
5.00%, 11/15/2053		7,000	7,239,362

	Principal Amount (000)		U.S. $ Value

New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(a)	$	2,000	$1,924,697
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2035		2,085	2,103,115
AG Series 2020 3.00%, 09/01/2050		14,890	10,295,053
Series 2024 5.50%, 11/01/2047		1,000	1,035,300
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.252%, 03/15/2032		13,000	11,386,059
Series 2021-2 2.20%, 03/15/2034(a) (b)		13,000	10,861,312
Series 2025-C 5.00%, 03/15/2055		7,905	8,060,256
5.25%, 03/15/2050		4,000	4,201,537
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057		17,245	12,896,734
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049		4,500	4,595,109
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055		20,335	20,659,071
Series 2025-A 5.00%, 03/15/2045		8,940	9,429,457
New York Transportation Development Corp. (American Airlines, Inc.) Series 2020 5.25%, 08/01/2031		3,385	3,504,965
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028		15,300	15,659,070
5.00%, 01/01/2029		18,660	19,115,013
Series 2020 4.00%, 10/01/2030		13,980	14,189,204
4.375%, 10/01/2045		40,110	37,833,777
Series 2023 5.625%, 04/01/2040		11,250	11,923,580
6.00%, 04/01/2035		13,875	15,292,172
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 04/30/2053		15,475	13,326,364
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2030		1,000	1,057,951
5.00%, 12/01/2035		1,100	1,138,746
Series 2022 5.00%, 12/01/2039		1,510	1,558,351
5.00%, 12/01/2040		2,500	2,570,957
5.00%, 12/01/2041		11,500	11,797,217

	Principal Amount (000)		U.S. $ Value

New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	$	9,465	$9,591,277
5.50%, 12/31/2060		54,415	55,051,618
AG Series 2024 0.00%, 12/31/2054(j)		12,740	8,323,033
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060		35,400	35,126,167
6.00%, 06/30/2054		31,580	32,576,943
AG Series 2023 5.00%, 06/30/2049		5,000	4,979,713
Series 2024 5.25%, 06/30/2049		2,250	2,260,274
5.50%, 06/30/2054		11,875	12,023,623
5.50%, 06/30/2060		72,725	73,240,831
Series 2025 6.00%, 06/30/2055		29,700	31,179,725
6.00%, 06/30/2059		56,410	59,061,422
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041		15,840	15,842,145
5.00%, 07/01/2046		6,895	6,776,397
5.25%, 01/01/2050		29,285	29,213,703
Series 2026 5.00%, 01/01/2029(a) (d)		1,390	1,437,936
5.00%, 07/01/2029(a) (d)		1,425	1,483,070
5.00%, 01/01/2030(a) (d)		1,460	1,524,861
5.00%, 07/01/2030(a) (d)		1,500	1,573,531
5.00%, 01/01/2031(a) (d)		1,535	1,612,756
5.00%, 07/01/2032(a) (d)		1,650	1,747,429
5.00%, 01/01/2033(a) (d)		1,690	1,787,415
5.00%, 07/01/2033(a) (d)		1,735	1,840,741
5.00%, 07/01/2034(a) (d)		1,825	1,933,446
5.00%, 07/01/2035(a) (d)		1,915	2,029,034
5.00%, 01/01/2036(a) (d)		1,960	2,074,303
5.00%, 07/01/2037(a) (d)		2,115	2,220,928
5.00%, 01/01/2038(a) (d)		1,000	1,045,992
5.00%, 07/01/2038(a) (d)		2,220	2,316,676
5.00%, 01/01/2039(a) (d)		2,275	2,366,608
5.00%, 07/01/2039(a) (d)		2,335	2,419,565
5.00%, 07/01/2040(a) (d)		3,300	3,403,582
5.00%, 07/01/2041(a) (d)		2,565	2,633,179
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)		6,045	5,374,429
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056		10,500	11,253,879
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2021 3.175%, 07/15/2060		10,000	6,161,989
Series 2024-2 5.00%, 09/01/2037		3,000	3,205,555
5.00%, 09/01/2038		3,000	3,188,814

	Principal Amount (000)		U.S. $ Value

Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	$	5,500	$5,609,467
6.00%, 12/01/2053		13,755	13,984,417
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036		4,000	3,224,172
2.917%, 05/15/2040		10,000	7,521,717
Series 2022-2 5.25%, 05/15/2052(a) (b)		10,000	10,353,177
5.25%, 05/15/2057(a) (b)		10,000	10,323,849
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 4.125%, 05/15/2064		7,000	6,067,758
5.25%, 05/15/2064		3,000	3,070,093
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045		10,200	9,544,491
5.00%, 06/01/2048		21,110	19,595,767
Series 2017-A 5.00%, 06/01/2041		1,560	1,567,255
Tuxedo Farms Local Development Corp. (Tuxedo Farms Sewer District) Series 2015 6.55%, 11/01/2047(a)		2,765	2,847,958
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037		860	856,697
5.25%, 09/15/2042		365	359,702
5.25%, 09/15/2047		625	592,988
5.25%, 09/15/2053		1,340	1,227,872
Ulster County Capital Resource Corp. (Woodland Pond Obligated Group) Series 2025 5.875%, 09/15/2059(a)		3,000	2,999,912
Westchester County Local Development Corp. (QSH/Tarrytown LLC) Series 2026 5.25%, 12/01/2040(a)		1,000	993,743
6.00%, 12/01/2045(a)		700	722,714
6.375%, 12/01/2055(a)		2,100	2,163,597
6.50%, 12/01/2065(a)		1,725	1,778,995
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 3.00%, 12/01/2026(a)		145	144,689

			1,265,761,818

North Carolina – 1.0%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2022 4.50%, 07/01/2047		13,170	12,729,920
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2027(a)		415	419,910
5.00%, 04/01/2028(a)		455	468,197
5.00%, 04/01/2029(a)		500	521,750

	Principal Amount (000)		U.S. $ Value

5.00%, 04/01/2030(a)	$	545	$575,085
5.00%, 04/01/2031(a)		600	639,137
5.00%, 04/01/2034(a)		770	829,298
5.00%, 04/01/2036(a)		900	958,312
5.00%, 04/01/2037(a)		970	1,025,162
5.00%, 04/01/2040(a)		1,205	1,253,722
5.00%, 04/01/2042(a)		1,380	1,428,581
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2022-A 5.50%, 07/01/2047		2,880	2,997,036
5.50%, 07/01/2052		5,000	5,129,165
Inlivian (Vue at Honeywood Ave) Series 2026 5.68%, 12/01/2043(a)		16,525	16,099,820
7.50%, 12/01/2043(a)		475	464,210
10.00%, 12/01/2043(a)		550	522,351
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.25%, 02/01/2055		14,800	14,988,180
5.75%, 02/01/2050		12,000	12,727,110
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.875%, 07/01/2040		5,000	4,509,295
5.00%, 07/01/2045		4,650	4,269,459
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community Obligated Group) Series 2017 5.00%, 07/01/2047		2,950	2,648,836
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 5.25%, 11/01/2056		14,800	14,720,673
North Carolina Medical Care Commission (Duke University Health System Obligated Group) Series 2025-A 5.00%, 06/01/2041		6,000	6,320,665
5.00%, 06/01/2042		3,110	3,255,958
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2025 5.00%, 10/01/2036		245	258,086
5.25%, 10/01/2037		430	457,977
5.25%, 10/01/2039		1,440	1,509,846
5.25%, 10/01/2040		760	793,712
5.625%, 10/01/2055		360	365,667
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044		1,000	991,979
North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2024 5.00%, 10/01/2049		510	511,444
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2050		11,750	3,641,150
Zero Coupon, 01/01/2051		7,490	2,188,307
Zero Coupon, 01/01/2052		6,435	1,769,520
Zero Coupon, 01/01/2053		1,750	455,889

	Principal Amount (000)		U.S. $ Value

Raleigh Housing Authority (Union at Capital LP) Series 2026 4.95%, 02/01/2030(a)	$	1,545	$1,518,868
5.88%, 12/01/2043(a)		29,870	28,957,343
7.70%, 12/01/2043(a)		830	804,711
Series 2026-B 6.95%, 02/01/2030(a)		13,945	13,636,774

			167,363,105

North Dakota – 0.2%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2035		4,000	3,803,956
4.00%, 12/01/2036		3,625	3,412,145
4.00%, 12/01/2037		1,190	1,108,000
4.00%, 12/01/2040		1,875	1,674,108
4.00%, 12/01/2041		1,865	1,624,077
5.00%, 12/01/2034		7,545	7,753,846
AG Series 2021 3.00%, 12/01/2051		4,000	2,748,659
Series 2023-A 5.42%, 12/01/2053		5,270	5,261,799
North Dakota Housing Finance Agency (Prairie Ridge 4 LLLP) Series 2025 6.25%, 10/01/2040		4,950	5,340,914

			32,727,504

Ohio – 2.7%
Akron Bath Copley Joint Township Hospital District (Prerefunded - US Treasuries) Series 2020 4.00%, 11/15/2037		800	820,701
4.00%, 11/15/2038		750	769,407
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2048		10,000	8,558,584
Series 2020-B Zero Coupon, 06/01/2057		113,000	7,511,189
5.00%, 06/01/2055		143,385	108,420,797
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037		3,765	3,789,031
5.00%, 12/01/2047		3,735	3,676,307
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037		1,325	1,410,531
5.25%, 01/01/2041		1,655	1,755,619
5.25%, 01/01/2045		16,450	17,162,347
5.50%, 01/01/2050		10,425	10,872,339
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042		12,600	12,506,406
5.00%, 02/15/2052		5,680	5,399,423
5.25%, 02/15/2047		12,860	12,869,650
5.50%, 02/15/2057		9,370	9,374,339

	Principal Amount (000)		U.S. $ Value

County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	$	3,615	$3,395,062
County of Hamilton OH (Christ Hospital Obligated Group) Series 2024-2 5.00%, 06/01/2034(a) (b)		8,075	8,522,977
5.00%, 06/01/2038(a) (b)		7,440	7,733,850
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050		23,425	22,141,914
Series 2025-A 5.50%, 08/01/2044		1,000	1,035,431
5.50%, 08/01/2045		1,900	1,958,404
5.50%, 08/01/2051		5,000	5,036,458
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049		2,210	1,690,680
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038(e) (f) (g) (h) (i)		1,588	18,667
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e) (f) (g) (h) (i)		8,021	95,052
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,056,246
6.625%, 12/01/2042		21,540	22,607,061
6.75%, 12/01/2052		15,585	16,077,421
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)		7,500	6,057,960
Series 2023 5.00%, 12/01/2053(a)		16,000	16,275,352
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055		10,900	11,449,381
Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038		1,030	984,709
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039		7,100	7,146,664
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2019 3.25%, 09/01/2029		1,780	1,761,290
Series 2026 4.125%, 01/01/2036		2,200	2,155,310
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047		2,750	2,762,502

	Principal Amount (000)		U.S. $ Value

Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2047	$	1,750	$1,410,936
4.00%, 10/01/2052		6,350	4,865,693
Series 2025 5.375%, 10/01/2045		3,000	2,977,395
5.50%, 10/01/2050		4,000	3,891,628
5.50%, 10/01/2057		4,000	3,836,299
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2039		880	895,112
5.00%, 05/01/2040		785	794,622
5.00%, 05/01/2041		815	820,397
5.00%, 05/01/2042		435	436,558
5.25%, 05/01/2049		9,380	9,175,332
Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(a)		2,250	2,299,276
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(a)		2,500	2,598,840
Series 2026 5.75%, 03/01/2059(a)		2,500	2,419,190
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2019 3.276%, 01/01/2042		1,635	1,333,457
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041		3,000	2,839,135
4.00%, 01/01/2043		2,000	1,866,438
4.00%, 01/01/2046		2,000	1,821,215
4.00%, 01/01/2051		8,500	7,282,773
4.00%, 01/01/2057		7,500	6,195,968
University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(a)(b)		48,190	47,873,493

			450,492,818

Oklahoma – 0.9%
Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2029		1,980	2,094,342
5.00%, 06/01/2031		9,350	10,142,931
5.00%, 06/01/2032		8,930	9,776,786
5.00%, 06/01/2033		7,190	7,939,262
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2049		9,525	8,520,425
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2038		1,000	1,005,268
5.25%, 08/15/2043		11,545	11,571,983
5.50%, 08/15/2052		10,890	10,878,113
5.50%, 08/15/2057		23,625	23,361,803

	Principal Amount (000)		U.S. $ Value
Series 2022-A 5.50%, 08/15/2037	$	10,000	$10,228,004
5.50%, 08/15/2041		11,995	12,052,378
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054		14,710	15,761,869
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035		21,625	24,176,856
6.25%, 12/01/2040		4,500	4,928,582

			152,438,602

Oregon – 0.4%
Astoria Hospital Facilities Authority (Columbia Lutheran Charities Obligated Group) Series 2024 5.00%, 08/01/2034		13,250	14,171,108
5.00%, 08/01/2035		1,660	1,761,137
5.25%, 08/01/2037		1,960	2,088,233
5.25%, 08/01/2038		2,185	2,309,658
5.25%, 08/01/2039		1,205	1,262,485
5.25%, 08/01/2040		1,000	1,041,659
5.25%, 08/01/2041		1,725	1,789,244
5.25%, 08/01/2054		13,250	13,245,468
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.125%, 11/15/2040		750	752,954
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2045		4,500	4,570,888
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043		6,430	2,829,970
Oregon State Facilities Authority (Legacy Health Obligated Group) Series 2022 5.00%, 06/01/2030		1,630	1,728,653
Oregon State Facilities Authority (Samaritan Health Services Obligated Group) Series 2020 5.00%, 10/01/2040		1,990	2,002,613
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2052		10,000	10,025,414
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043		2,350	1,060,344
Zero Coupon, 06/15/2053		10,500	2,637,835

			63,277,663

Other – 0.8%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 3.04% (MUNIPSA + 0.88%), 10/01/2027(a) (c)		52,700	52,400,295

	Principal Amount (000)		U.S. $ Value

ARC70 II Trust (ARC70 2023-1) Series 2023 5.00%, 04/01/2065(a)	$	69,615	$66,180,456
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XCA 0.960%, 07/25/2036(k)		16,190	687,303
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class AUS 3.125%, 09/25/2036		3,740	3,453,643
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A2 4.147%, 01/20/2041		6,487	5,861,334

			128,583,031

Pennsylvania – 2.5%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(a)		2,000	2,038,056
5.375%, 05/01/2042(a)		2,500	2,523,424
Series 2022 5.25%, 05/01/2042(a)		14,130	14,527,789
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Development Authority) Series 2025 5.50%, 05/01/2032(a)		2,015	2,140,378
6.00%, 05/01/2042(a)		2,050	2,226,282
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039		16,822	15,793,224
7.00%, 06/30/2039		7,800	6,428,886
8.00%, 06/30/2034		3,135	3,148,145
Series 2024-A 6.00%, 06/30/2034		1,483	1,551,192
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2030		1,275	1,332,090
5.00%, 07/01/2031		2,300	2,417,934
5.00%, 07/01/2036		1,225	1,265,186
5.00%, 07/01/2038		1,000	1,024,802
5.00%, 07/01/2041		3,630	3,673,053
AG Series 2021 4.00%, 07/01/2046		7,850	7,131,752
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043		1,350	1,289,515
6.00%, 10/01/2048		9,000	8,436,677
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2021-B 2.926%, 07/01/2045		5,000	3,603,758
County of Lehigh PA (St. Luke’s Hospital Obligated Group) Series 2026 5.00%, 08/15/2036		8,275	9,038,002
5.00%, 08/15/2040		1,750	1,838,444

	Principal Amount (000)		U.S. $ Value

County of Lehigh PA (Thomas Jefferson University Obligated Group) Series 2016-A 4.00%, 07/01/2035	$	10,000	$9,641,895
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045		1,815	1,757,440
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032		1,750	1,754,801
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040		2,000	1,924,531
5.00%, 03/01/2050		500	438,940
Series 2022 5.00%, 03/01/2029		1,665	1,686,339
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2049		1,000	976,436
5.00%, 05/01/2054		800	767,821
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047		5,500	5,384,481
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2019 5.00%, 09/01/2051		2,300	2,263,650
Series 2022 4.00%, 05/01/2052		5,900	4,870,455
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040		4,745	4,746,169
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037		2,675	2,608,864
Series 2016-B 5.25%, 03/01/2031		1,640	1,640,510
5.25%, 03/01/2037		1,170	1,166,387
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.75%, 06/30/2048		11,000	11,519,656
6.00%, 06/30/2061		24,600	25,759,541
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029		20,160	20,114,424
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)		5,750	6,267,111
Series 2026 5.45%, 03/01/2056(a)		11,000	11,288,406
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 4.00%, 01/01/2029		450	455,490

	Principal Amount (000)		U.S. $ Value

4.00%, 01/01/2030	$	1,575	$1,596,004
4.00%, 01/01/2032		800	809,003
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2025-B 5.00%, 03/15/2050		8,000	8,065,393
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 5.50%, 11/01/2054		1,700	1,736,588
AG Series 2024 4.375%, 11/01/2054		4,000	3,630,849
5.25%, 11/01/2048		3,050	3,168,209
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.00%, 08/15/2055		27,330	27,917,570
Series 2025-2 5.50%, 08/15/2055(a) (b)		16,000	17,036,240
Series 2027 5.00%, 08/15/2031(d)		2,500	2,647,888
5.00%, 08/15/2033(d)		2,000	2,150,340
5.00%, 08/15/2037(d)		2,250	2,433,805
5.00%, 08/15/2038(d)		1,125	1,205,385
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2024-C 5.25%, 12/01/2054		11,250	11,706,740
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue (Pennsylvania Turnpike Commission Oil Franchise Tax Revenue) Series 2022-2 5.00%, 12/01/2046(a) (b)		26,610	27,635,520
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050		5,000	4,589,728
5.00%, 08/01/2054		3,560	3,222,621
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056		2,550	1,887,071
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)		3,285	3,215,180
5.00%, 06/15/2050(a)		4,585	4,217,461
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2022 5.50%, 11/01/2060		10,000	10,245,785
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-2 4.53%, 09/01/2040(a) (b)		46,555	46,364,045
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2053(a)		11,630	11,834,698
7.75%, 08/01/2060(a)		2,290	2,411,116
State Public School Building Authority (Harrisburg School District) AG Series 2016 5.00%, 12/01/2030		7,160	7,213,029

	Principal Amount (000)		U.S. $ Value

Union County Hospital Authority (WellSpan Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038	$	2,685	$2,719,386
5.00%, 08/01/2043		5,750	5,775,989

			423,897,579

Puerto Rico – 2.5%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033		6,410	4,653,589
4.00%, 07/01/2033		12,000	11,999,735
4.00%, 07/01/2035		4,200	4,162,060
4.00%, 07/01/2037		1,631	1,593,334
4.00%, 07/01/2041		2,465	2,309,201
5.625%, 07/01/2029		2,542	2,683,928
5.75%, 07/01/2031		3,784	4,083,098
Series 2022-A Zero Coupon, 11/01/2051		25,139	13,592,364
0.00%, 11/01/2051		57,500	19,262,500
5.069%, 11/01/2051		33,729	24,622,020
Series 2022-C Zero Coupon, 11/01/2043		61,416	43,758,613
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040		4,378	4,323,562
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)		4,515	4,758,298
5.00%, 07/01/2035(a)		9,455	9,835,171
Series 2021-A 4.00%, 07/01/2042(a)		2,500	2,396,400
Series 2021-B 4.00%, 07/01/2042(a)		4,000	3,834,240
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(e) (h)		7,315	5,321,662
5.00%, 07/01/2037(e) (h)		15,260	11,101,650
AG Series 2007-V 5.25%, 07/01/2031		25,380	25,714,783
NATL Series 2007-V 5.25%, 07/01/2029		5,965	6,001,651
5.25%, 07/01/2033		9,250	9,200,950
Series 2008-W 5.25%, 07/01/2033(e) (h)		1,000	727,500
5.50%, 07/01/2038(e) (h)		10,490	7,631,475
Series 2010-A 5.25%, 07/01/2029(e) (h)		2,950	2,146,125
5.25%, 07/01/2030(e) (h)		1,040	756,600
Series 2010-C 5.00%, 07/01/2024(e) (l)		1,735	1,262,213
5.25%, 07/01/2027(e) (h)		3,360	2,444,400
5.25%, 07/01/2028(e) (h)		500	363,750
Series 2010DDD 5.00%, 07/01/2021(e) (l)		1,050	763,875
5.00%, 07/01/2022(e) (l)		950	691,125
Series 2010-X 5.25%, 07/01/2040(e) (h)		20,585	14,975,588
5.75%, 07/01/2036(e) (h)		7,375	5,365,312

	Principal Amount (000)		U.S. $ Value

Series 2010ZZ 5.25%, 07/01/2018(e) (l)	$	3,500	$2,546,250
5.25%, 07/01/2024(e) (l)		2,565	1,866,037
5.25%, 07/01/2025(e)(l)		620	451,050
Series 2012-A 5.00%, 07/01/2029(e) (h)		2,510	1,826,025
5.00%, 07/01/2042(e) (h)		2,125	1,545,937
5.05%, 07/01/2042(e) (h)		2,585	1,880,588
Series 2013-A 7.00%, 07/01/2033(e) (h)		1,700	1,277,125
7.00%, 07/01/2040(e) (h)		750	563,438
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		1,972	1,968,221
6.625%, 01/01/2028		15,042	14,973,473
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2041		1,260	1,418,998
6.50%, 01/01/2042		3,250	3,618,678
6.75%, 01/01/2045		6,370	7,169,655
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027		205	199,215
Zero Coupon, 07/01/2046		123,224	44,838,873
Zero Coupon, 07/01/2051		58,864	15,563,359
Series 2019-A 4.329%, 07/01/2040		11,315	11,047,905
4.55%, 07/01/2040		1,198	1,185,823
4.75%, 07/01/2053		2,000	1,898,785
5.00%, 07/01/2058		57,056	54,819,296

			422,995,503

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease) AG Series 2017-A 5.00%, 05/15/2029		1,000	1,015,453

South Carolina – 1.6%
Charleston County Airport District (Charleston County Airport District) Series 2024-A 5.25%, 07/01/2044		1,000	1,052,281
5.25%, 07/01/2054		4,000	4,061,009
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032		570	562,549
5.41%, 11/01/2039		12,570	12,006,339
6.28%, 11/01/2039		520	497,808
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)		16,500	14,744,639
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028(f) (g) (i) (m)		7,266	7,265,721
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 10/01/2054(a) (b)		30,000	31,751,730

	Principal Amount (000)		U.S. $ Value

South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.00%, 11/15/2035	$	1,225	$1,259,305
5.25%, 11/15/2039		1,000	1,017,948
5.50%, 11/15/2044		1,000	1,016,809
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043		6,500	6,988,606
5.25%, 11/01/2044		3,600	3,851,252
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)		31,110	31,801,625
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)		580	559,204
Series 2023-A 6.50%, 02/01/2056(a)		16,895	16,402,034
Series 2023-B 7.50%, 08/01/2047(a)		7,000	6,714,770
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2026 3.95%, 04/01/2033		3,000	3,018,475
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(e) (f) (h)		2,470	271,700
6.25%, 06/01/2040(e) (f )(h)		6,100	671,000
6.50%, 06/01/2051(e) (f) (h)		9,070	997,700
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(j)		15,800	12,122,024
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 4.00%, 12/01/2030		2,510	2,510,574
4.25%, 12/01/2031		8,000	7,974,724
4.60%, 12/01/2032		6,480	6,446,616
5.00%, 12/01/2035		1,750	1,791,939
5.00%, 12/01/2040		1,370	1,364,063
5.50%, 12/01/2045		1,270	1,294,665
5.75%, 12/01/2060		1,045	1,039,578
5.80%, 12/01/2050		1,220	1,236,774
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050		14,525	14,367,045
Series 2016-A 5.00%, 12/01/2034		2,575	2,576,867
5.00%, 12/01/2036		675	675,423
Series 2016-B 5.00%, 12/01/2037		2,000	2,007,795
Series 2021-A 4.00%, 12/01/2035		1,000	999,031
Series 2022 4.00%, 12/01/2038		550	533,463
4.00%, 12/01/2049		5,166	4,583,028
Series 2022-A 5.00%, 12/01/2055		10,000	10,063,583

	Principal Amount (000)		U.S. $ Value

AG Series 2024-B 5.00%, 12/01/2054	$	12,000	$12,194,910
Series 2025-A 5.00%, 12/01/2045		3,250	3,401,212
5.00%, 12/01/2055		24,625	24,829,693
5.25%, 12/01/2050		8,375	8,711,595
Series 2025-B 5.00%, 12/01/2045		2,375	2,485,501
5.00%, 12/01/2047		5,000	5,158,075
5.00%, 12/01/2048		2,250	2,309,662

			277,190,344

South Dakota – 0.2%
County of Lincoln SD (Augustana University Association/SD) Series 2021 4.00%, 08/01/2051		7,970	6,270,366
4.00%, 08/01/2056		2,415	1,832,609
4.00%, 08/01/2061		7,705	5,696,868
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2033		3,260	3,303,310
5.00%, 09/01/2040		15,035	15,152,894
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039		5,360	5,439,607

			37,695,654

Tennessee – 2.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		9,080	8,946,461
5.125%, 12/01/2042(a)		31,490	30,438,426
Series 2016-B Zero Coupon, 12/01/2031(a)		3,800	2,861,385
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(f)		2,000	1,776,072
9.25%, 11/01/2042(f)		5,450	4,612,567
9.5%, 11/01/2052(f)		15,765	12,716,790
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051		2,000	1,534,188
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2017-A 5.00%, 07/01/2048		2,335	2,340,502
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e) (f) (g) (h) (i)		4,001	47,409
Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(a)		6,465	2,912,473
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.25%, 07/01/2047		12,500	12,828,892
5.50%, 07/01/2052		13,000	13,389,449

	Principal Amount (000)		U.S. $ Value

Series 2026-B 5.00%, 07/01/2030	$	2,000	$2,128,325
5.00%, 07/01/2031		2,200	2,360,429
5.00%, 07/01/2032		2,675	2,885,442
5.00%, 07/01/2033		1,875	2,036,357
5.00%, 07/01/2034		3,110	3,383,794
5.00%, 07/01/2035		3,375	3,672,265
5.00%, 07/01/2036		1,375	1,492,701
5.00%, 07/01/2037		1,850	1,992,941
5.00%, 07/01/2039		1,825	1,932,250
5.00%, 07/01/2040		2,100	2,212,134
Series 2026-D 5.00%, 07/01/2034		1,855	2,018,308
5.00%, 07/01/2035		1,050	1,142,483
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.00%, 06/01/2044(a)		1,000	993,809
5.25%, 06/01/2056(a)		15,410	14,733,681
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053		27,000	28,438,271
Tennergy Corp./TN (Royal Bank of Canada) Series 2024 5.00%, 10/01/2054		41,975	43,840,356
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2021 5.00%, 05/01/2052		27,820	28,979,571
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034		44,230	46,380,233
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035		61,585	63,939,191
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039		9,810	7,706,041

			356,673,196

Texas – 7.2%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 4.25%, 06/15/2039(a)		1,095	1,020,966
4.50%, 06/15/2044(a)		830	759,632
4.75%, 06/15/2049(a)		1,830	1,645,128
4.875%, 06/15/2059(a)		1,000	870,742
5.00%, 06/15/2064(a)		1,700	1,491,189
Series 2025 5.75%, 06/15/2055(a)		5,800	5,812,373
5.875%, 06/15/2065(a)		6,550	6,571,534
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 6.00%, 06/01/2053(a)		5,080	5,068,513
6.25%, 06/01/2063(a)		9,155	9,167,456

	Principal Amount (000)		U.S. $ Value

Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	$	6,015	$5,777,268
6.375%, 06/01/2062(a)		9,785	9,386,770
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045		8,545	7,444,043
4.00%, 10/01/2050		3,815	3,205,491
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(a)		17,450	17,111,283
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040		8,380	8,023,921
5.00%, 12/01/2045		9,660	8,895,009
Brazoria County Industrial Development Corp. (AM Winddownco LLC) 10.00%, 06/01/2042(e) (f) (g) (h) (i)		9,374	937
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043(e) (f) (g) (h) (i)		2,343	234
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2021-B 5.00%, 01/01/2046		4,600	4,701,889
City of Corpus Christi TX Utility System Revenue (City of Corpus Christi TX Utility System Revenue) Series 2024 5.00%, 07/15/2028		1,400	1,452,889
5.00%, 07/15/2034		2,530	2,746,260
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)		183,265	12,393,516
6.00%, 12/01/2062		20,940	19,388,869
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)		10,025	8,833,298
6.25%, 12/01/2054(a)		4,070	3,411,518
City of Fort Worth TX (City of Fort Worth TX) Series 2025 5.00%, 03/01/2027		13,000	13,181,110
City of Houston TX (City of Houston TX) Series 2021-B 2.047%, 03/01/2033		2,495	2,092,013
2.147%, 03/01/2034		7,405	6,081,892
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AG Series 2023 5.25%, 07/01/2042		5,000	5,250,071
5.25%, 07/01/2043		5,000	5,232,989
5.25%, 07/01/2048		5,000	5,141,653
Series 2025-A 5.25%, 07/01/2036		1,250	1,381,511
5.25%, 07/01/2037		4,000	4,382,250
5.25%, 07/01/2039		5,350	5,732,621
5.25%, 07/01/2040		4,000	4,265,418

	Principal Amount (000)		U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	$	10,685	$10,695,551
Series 2018 5.00%, 07/15/2028		22,875	23,413,805
Series 2020 5.00%, 07/01/2027		1,750	1,771,014
5.00%, 07/15/2027		8,025	8,125,459
Series 2024-B 5.25%, 07/15/2033		1,350	1,434,897
5.25%, 07/15/2034		1,000	1,065,090
5.50%, 07/15/2036		17,505	18,891,123
5.50%, 07/15/2037		51,350	55,059,262
5.50%, 07/15/2038		16,940	18,044,222
5.50%, 07/15/2039		14,980	15,864,804
Series 2026 5.50%, 07/15/2036		13,040	14,071,298
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058		37,040	38,947,108
AG Series 2026-C Zero Coupon, 09/01/2049		13,500	4,181,621
City of San Antonio TX Airport System (City of San Antonio TX Airport System) Series 2026 5.00%, 07/01/2033(d)		10,400	11,224,395
5.00%, 07/01/2034(d)		1,900	2,057,049
BAM Series 2026 5.00%, 07/01/2060(d)		10,630	10,564,687
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-E 5.25%, 02/01/2049		10,000	10,494,051
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 5.50%, 06/15/2033(a)		875	887,763
6.00%, 06/15/2043(a)		3,365	3,376,238
6.00%, 06/15/2048(a)		5,125	4,966,242
6.25%, 06/15/2053(a)		5,800	5,646,995
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050		1,525	1,279,293
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2021 4.00%, 08/15/2050		23,100	20,221,858
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(a)		850	850,117
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051		2,000	1,646,622
Series 2025-A 5.00%, 11/01/2033		25,095	27,184,417
5.00%, 11/01/2035		3,560	3,831,915
5.00%, 11/01/2036		8,780	9,385,903
5.25%, 11/01/2037		13,800	14,991,595
5.25%, 11/01/2038		12,400	13,379,155

	Principal Amount (000)		U.S. $ Value

5.25%, 11/01/2039	$	3,520	$3,772,272
Dallas Independent School District (Dallas Independent School District) Series 2026-B 5.00%, 02/15/2056		3,150	3,326,168
Dallas Metrocare Services (State of Texas) Series 2025 5.25%, 11/01/2065		10,000	10,154,606
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2020 4.00%, 10/01/2045		14,600	13,315,729
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050		24,195	24,843,082
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2042		2,000	879,128
Zero Coupon, 12/01/2051		11,540	2,804,027
Zero Coupon, 12/01/2054		3,340	681,548
Zero Coupon, 12/01/2055		3,600	692,245
Zero Coupon, 12/01/2056		17,105	3,097,633
Series 2022-B Zero Coupon, 12/01/2042		1,395	593,982
Zero Coupon, 12/01/2043		2,000	797,857
Zero Coupon, 12/01/2044		5,640	2,107,451
Zero Coupon, 12/01/2046		1,665	544,128
Zero Coupon, 12/01/2055		2,895	525,836
Zero Coupon, 12/01/2056		5,000	853,648
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044		8,505	8,313,217
McCamey County Hospital District (McCamey County Hospital District) Series 2026 4.00%, 12/01/2030(d)		4,210	4,146,879
4.50%, 12/01/2036(d)		5,850	5,639,963
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		22,150	22,163,494
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052		4,490	4,504,906
6.00%, 07/15/2057		10,300	10,405,970
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030		3,000	3,000,079
New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group) Series 2025 5.375%, 01/01/2060		2,500	2,503,653
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/31/2030(e) (h)		126	12,585

	Principal Amount (000)		U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(e) (h) (j)	$	216	$106,056
7.50%, 11/15/2036(e) (h)		50	50,000
7.50%, 11/15/2037(e) (h)		10	10,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)		17,940	17,940,969
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054		10,200	8,906,160
Series 2025 5.25%, 07/01/2032		2,150	2,156,199
6.75%, 07/01/2044		5,795	6,063,435
7.125%, 07/01/2056		2,890	3,011,824
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040		790	744,048
5.00%, 01/01/2055		3,010	2,542,413
Series 2022 4.00%, 01/01/2047		4,575	3,525,565
4.25%, 01/01/2057		1,380	998,344
5.00%, 01/01/2057		2,950	2,452,588
New Hope Cultural Education Facilities Finance Corp. (New Hope Cultural Education Facilities Finance) 0.00%, 12/31/2030(e) (h)		22	2,234
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057		500	515,095
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)		9,645	10,111,975
6.50%, 07/01/2056(a)		28,235	29,249,168
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057		10,000	8,160,307
North Texas Municipal Water District (North Texas Municipal Water District Buffalo Creek Wastewater Interceptor System) Series 2025 5.25%, 06/01/2055		11,950	12,255,700
North Texas Tollway Authority (North Texas Tollway System) Series 2017-B 5.00%, 01/01/2033		1,400	1,410,292
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)		15,050	13,841,934
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)		28,120	26,789,980
5.25%, 01/01/2054(a)		5,900	5,363,382
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2020 4.00%, 01/01/2050(a)		2,900	2,224,636

	Principal Amount (000)		U.S. $ Value

Series 2021 2.125%, 01/01/2028(a)	$	540	$510,733
2.25%, 01/01/2029(a)		800	729,239
2.50%, 01/01/2030(a)		905	799,208
2.625%, 01/01/2031(a)		500	427,508
3.00%, 01/01/2050(a)		1,000	626,470
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052		10,000	10,453,951
Tarrant County Cultural Education Facilities Finance Corp. (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2051		11,640	12,731,273
Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest Obligated Group) Series 2024 5.00%, 10/01/2044		1,175	1,200,608
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles) 5.00%, 11/15/2030(e) (g) (h) (i)		3,273	-0-
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054		4,679	3,679,986
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2045(e) (g) (h) (i)		2,896	-0-
5.25%, 11/15/2047(e) (g) (h) (i)		894	-0-
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039		2,000	2,146,688
5.00%, 11/15/2055		12,000	12,128,042
5.50%, 11/15/2052		9,795	10,348,842
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029		4,710	4,881,345
5.00%, 12/15/2031		4,775	4,981,366
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		1,660	1,741,620
Series 2023-B 5.50%, 01/01/2054		46,605	49,654,039
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055		60,170	62,360,844
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036		55,090	56,861,612
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036		39,125	40,310,660
Series 2026-A 5.25%, 03/01/2037(d)		27,935	29,369,468
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2031		5,000	5,232,521

	Principal Amount (000)		U.S. $ Value

Series 2023 5.50%, 12/31/2058	$	35,420	$36,268,585
Texas Transportation Commission State Highway 249 System (Texas Transportation Commission State Highway 249 System) Series 2019 5.00%, 08/01/2057		37,215	36,317,508
Uptown Development Authority (City of Houston TX Reinvestment Zone No. 16) Series 2017-A 5.00%, 09/01/2035		1,015	1,015,208

			1,224,365,519

Utah – 1.5%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District) 5.625%, 12/01/2053(a)		9,938	10,065,522
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2025-A 5.00%, 07/01/2035		1,695	1,846,966
5.00%, 07/01/2036		2,155	2,331,260
5.00%, 07/01/2037		3,320	3,565,161
5.00%, 07/01/2038		4,400	4,691,749
5.00%, 07/01/2039		9,000	9,519,422
5.00%, 07/01/2040		3,750	3,947,166
5.25%, 07/01/2041		7,900	8,433,768
5.25%, 07/01/2042		5,890	6,263,546
5.25%, 07/01/2043		6,525	6,911,000
5.50%, 07/01/2050		10,000	10,516,005
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 6.125%, 12/01/2046(a)		2,700	2,730,533
6.50%, 12/01/2055(a)		3,775	3,846,894
Downtown Daybreak Public Infrastructure District No. 1 (Downtown Daybreak Public Infrastructure District No. 1) Series 2026 5.00%, 03/01/2041(a)		1,700	1,704,354
Downtown Revitalization Public Infrastructure District (City of Salt Lake City UT Revitalization Sales Tax Revenue) AG Series 2025 5.50%, 06/01/2055		23,000	24,330,598
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)		12,300	12,203,045
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(a)		16,200	16,130,873
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.00%, 06/01/2044(a)		1,000	1,003,229
5.20%, 06/01/2054(a)		4,435	4,307,784
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.75%, 06/01/2060(a)		1,650	1,688,123
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(a)		4,000	3,909,613

	Principal Amount (000)		U.S. $ Value

Series 2024-2 6.00%, 06/15/2054(a)	$	4,000	$4,107,382
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052		5,000	4,121,083
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055		11,402	11,542,217
Series 2025-A 0.00%, 03/01/2055(j)		1,000	830,851
5.125%, 03/01/2035		3,000	3,105,006
5.875%, 03/01/2045		3,345	3,482,863
6.125%, 03/01/2055		12,330	12,757,116
Resort Core Public Infrastructure District No. 1 (Resort Core Public Infrastructure District No. 1) Series 2026-A 0.00%, 03/01/2057(j)		3,000	2,317,241
5.375%, 03/01/2046		2,750	2,730,237
5.875%, 03/01/2057		1,000	1,011,448
Utah City West Public Infrastructure District No. 1 (Utah City West Public Infrastructure District No. 1 Assessment Area No. 1) Series 2026 5.00%, 12/01/2036(a)		1,550	1,580,187
5.00%, 12/01/2041(a)		1,550	1,556,044
5.50%, 12/01/2046(a)		2,100	2,123,692
5.875%, 12/01/2055(a)		2,920	2,953,923
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a) (j)		13,919	11,922,182
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2032		1,000	1,048,663
5.00%, 10/15/2037		1,410	1,447,289
5.00%, 10/15/2046		3,570	3,539,544
Series 2023 5.625%, 10/15/2038		1,000	1,067,554
6.00%, 10/15/2047		2,765	2,969,231
Series 2024 5.00%, 10/15/2028		490	505,305
5.00%, 10/15/2029		515	535,123
5.00%, 10/15/2030		540	564,733
5.00%, 10/15/2031		570	599,161
5.00%, 10/15/2032		595	627,880
5.00%, 10/15/2033		625	661,531
5.00%, 10/15/2034		660	699,561
5.25%, 10/15/2036		535	568,536
5.25%, 10/15/2039		1,055	1,094,945
5.50%, 10/15/2044		1,050	1,089,359
5.50%, 10/15/2048		1,280	1,299,306
Series 2025 5.25%, 10/15/2037		5,870	6,176,277
5.25%, 10/15/2040		1,335	1,379,795
5.25%, 10/15/2049		1,780	1,756,533
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)		2,000	2,033,735

	Principal Amount (000)		U.S. $ Value

Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	$	6,443	$5,768,894
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1) 5.75%, 12/01/2044		8,843	9,112,095

			250,633,133

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems) Series 2018 4.625%, 04/01/2036(a)		1,100	1,110,568
Series 2022 5.00%, 06/01/2052(a)		3,750	3,774,510
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.25%, 10/01/2052(a)		3,000	2,360,046
5.50%, 10/01/2043(a)		2,500	2,197,789

			9,442,913

Virginia – 1.3%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)		18,555	18,013,515
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)		955	956,139
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048		11,900	12,149,178
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024-A 6.875%, 12/01/2058		2,100	2,280,351
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)		8,300	8,299,343
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047		7,490	5,999,831
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052		16,440	14,218,167
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029		3,000	3,003,599
7.00%, 09/01/2053		3,665	4,000,770
7.00%, 09/01/2059		7,050	7,659,092
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)		1,500	1,139,021
5.25%, 07/01/2035(a)		1,200	1,030,212
Series 2015-A 5.00%, 07/01/2035(a)		1,500	1,263,664

	Principal Amount (000)		U.S. $ Value

5.00%, 07/01/2045(a)	$	1,610	$1,222,549
Virginia College Building Authority (Regent University Obligated Group) Series 2021 4.00%, 06/01/2036		1,700	1,626,284
Series 2025 6.00%, 06/01/2050		1,245	1,297,026
6.00%, 06/01/2055		4,075	4,218,045
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040		3,000	2,849,895
4.00%, 07/01/2040		1,325	1,252,742
4.00%, 01/01/2048		3,435	3,027,052
5.00%, 07/01/2038		4,250	4,372,970
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2030		3,070	3,097,082
4.00%, 01/01/2033		7,500	7,458,635
4.00%, 07/01/2034		5,250	5,174,774
4.00%, 01/01/2035		2,550	2,500,205
4.00%, 07/01/2035		5,750	5,613,733
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2056		47,210	46,220,285
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044		3,750	3,664,857
5.00%, 12/01/2034		4,835	5,168,927
5.00%, 12/01/2039		3,000	3,112,148
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 4.00%, 01/01/2051		18,500	16,202,651
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)		13,290	12,826,707
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.041% (SOFR + 5.50%), 06/01/2029(c) (e) (f) (h)		20,870	4,800,100
8.50%, 06/01/2042(e) (f) (h)		24,285	5,585,550

			221,305,099

Washington – 1.8%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046		10,170	11,330,332
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2049		3,000	3,254,902
6.875%, 12/01/2053		1,155	1,243,090
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2025 6.625%, 12/01/2045		4,000	4,028,496
7.00%, 12/01/2060		29,545	29,992,565

	Principal Amount (000)		U.S. $ Value

Port of Seattle WA (Port of Seattle WA) Series 2019 5.00%, 04/01/2044	$	15,295	$15,488,372
Series 2022 5.50%, 08/01/2047		4,275	4,485,101
Series 2025-2 5.00%, 08/01/2046(a) (b)		12,550	12,714,464
5.25%, 07/01/2049(a) (b)		17,485	17,997,996
Series 2026-2 5.50%, 10/01/2050(a) (b)		12,000	12,651,035
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038		18,260	18,004,459
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2033		6,710	6,808,954
5.00%, 08/15/2035		5,750	5,826,985
5.00%, 08/15/2037		3,565	3,603,589
Series 2025 5.00%, 09/01/2044		1,850	1,905,117
5.50%, 09/01/2055		5,000	5,218,651
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2025 4.00%, 03/01/2041		1,125	1,053,017
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017A 5.00%, 07/01/2036		2,965	2,997,792
Series 2017-A 5.00%, 07/01/2035		2,350	2,379,211
Series 2017-B 5.00%, 07/01/2034		1,855	1,880,307
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2043		8,070	7,397,404
Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group) Series 2026 5.25%, 07/01/2051		1,750	1,795,957
Washington State Housing Finance Commission (Josephine Caring Community Obligated Group) Series 2025 4.20%, 07/01/2030(a)		5,155	5,114,228
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(a)		445	445,055
5.25%, 01/01/2043(a)		2,870	2,683,514
Series 2015 6.00%, 01/01/2045(a)		2,920	2,919,866
Series 2016 5.00%, 01/01/2031(a)		5,305	5,324,294
5.00%, 01/01/2036(a)		1,075	1,077,001
5.00%, 01/01/2046(a)		1,140	1,099,342
Series 2019-A 5.00%, 01/01/2034(a)		1,000	1,017,978
5.00%, 01/01/2049(a)		5,430	5,082,253
5.00%, 01/01/2055(a)		12,670	11,552,901

	Principal Amount (000)		U.S. $ Value

Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.625%, 07/01/2038(a)	$	1,215	$1,294,567
6.125%, 07/01/2053(a)		5,805	6,079,343
6.25%, 07/01/2059(a)		9,845	10,342,433
6.375%, 07/01/2063(a)		4,980	5,255,416
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(a)		2,000	1,791,639
5.00%, 01/01/2056(a)		2,500	2,191,588
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035		17,821	16,847,826
Series 2021-1, Class X 0.727%, 12/20/2035(k)		13,639	454,183
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037		30,589	28,011,738
Series 2023-1, Class X 1.451%, 04/20/2037(k)		67,370	6,029,313
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/01/2050		10,933	10,425,224

			297,097,498

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)		1,000	801,050
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(a) (j)		12,670	2,827,551
7.00%, 06/01/2043(a)		900	950,156
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.006%, 06/01/2040		2,150	1,680,692
4.875%, 06/01/2049		4,515	4,412,072
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(e) (f) (h)		31,250	18,750,000
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2023 4.375%, 06/01/2053		25,775	23,655,331

			53,076,852

Wisconsin – 6.6%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(e) (g) (i) (l)		9,807	-0-
Public Finance Authority (PFAR4 2026-1) Series 2026-1, Class A1 4.477%, 12/05/2040		8,298	7,987,275
Series 2026-1, Class A2 4.477%, 12/05/2040		1,998	1,840,124

	Principal Amount (000)		U.S. $ Value

St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	$	8,850	$7,944,148
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)		6,995	6,802,079
Wisconsin Health & Educational Facilities Authority (Benevolent Cedar Community) Series 2026 5.00%, 06/01/2045		1,165	1,155,435
5.375%, 06/01/2050		1,200	1,195,726
Wisconsin Health & Educational Facilities Authority (Benevolent Cedar Community Obligated Group) Series 2026 5.50%, 06/01/2055		1,500	1,495,640
5.50%, 06/01/2061		1,440	1,423,506
Wisconsin Health & Educational Facilities Authority (Chiara Communities, Inc.) Series 2018 5.00%, 07/01/2048		3,895	3,595,582
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035		4,925	5,017,685
5.875%, 07/01/2055		7,415	7,421,210
6.00%, 07/01/2060		7,000	7,028,244
Series 2025 6.625%, 07/01/2060		7,750	8,108,403
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2037		1,550	1,499,099
4.00%, 01/01/2057		11,815	9,336,166
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) AG Series 2020 3.00%, 02/15/2038		1,035	919,884
Series 2024 5.50%, 02/15/2054		10,000	10,288,782
BAM Series 2024 4.50%, 02/15/2054		2,000	1,858,564
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)		2,510	2,211,243
Series 2022-A 3.875%, 12/01/2039(a)		11,525	10,101,920
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(a)		1,340	1,120,342
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)		7,160	7,669,687
7.25%, 01/01/2061(a)		12,430	13,078,288
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)		23,391	10,701,860

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	$	3,335	$3,113,558
Wisconsin Public Finance Authority (Bedford Anthem Clearwater) Series 2026 4.35%, 08/01/2036		11,230	11,264,489
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045		1,500	1,356,485
5.00%, 01/01/2038		550	563,094
5.00%, 01/01/2039		700	714,790
5.00%, 01/01/2040		500	509,662
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2045		2,030	2,039,327
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)		57,000	50,859,555
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052		1,550	1,494,604
5.00%, 02/01/2062		21,165	20,008,466
5.50%, 02/01/2042(a)		5,950	6,098,032
5.75%, 02/01/2052(a)		16,500	16,657,458
6.00%, 02/01/2062(a)		20,960	21,287,370
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(a)		17,175	8,734,345
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(e) (f) (h)		14,895	11,596,404
8.125%, 07/01/2058(e) (f) (h)		14,900	11,564,450
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(a)		10,477	10,379,697
Wisconsin Public Finance Authority (Deutsche Bank AG) Series 2026 3.595% (SOFR + 1.15%), 12/01/2068(a) (c)		20,420	20,348,636
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)		18,100	16,228,884
6.625%, 02/01/2046(a)		12,500	10,385,290
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2035(a)		700	716,651
5.00%, 07/01/2055(a)		4,500	4,003,049
5.00%, 07/01/2060(a)		3,550	3,104,756
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042		3,450	3,249,420
5.00%, 05/01/2047		2,750	2,511,165

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	$	72,163	$22,787,423
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(a)		2,525	2,576,082
5.50%, 12/01/2044(a)		5,000	5,044,290
5.75%, 12/01/2054(a)		4,350	4,263,865
Series 2026 6.00%, 12/01/2045(a)		1,750	1,826,727
6.00%, 12/01/2055(a)		3,500	3,524,863
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(e) (f) (g) (i) (l)		21,900	-0-
Series 2023 15.00%, 04/30/2023(e) (f) (g) (i) (l)		4,895	49
Wisconsin Public Finance Authority (KSU Bixby Real Estate Foundation) Series 2025 5.25%, 06/15/2045		550	569,352
5.25%, 06/15/2055		1,000	1,021,146
5.50%, 06/15/2055		750	765,153
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031		8,510	6,246,161
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(a)		1,040	1,056,623
7.25%, 12/01/2042(a)		7,775	8,033,672
7.50%, 12/01/2052(a)		5,400	5,592,198
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)		13,735	10,873,092
Wisconsin Public Finance Authority (Million Air Two Obligated Group) Series 2026 5.375%, 06/01/2046(a) (d)		1,000	991,060
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)		8,738	5,160,211
Wisconsin Public Finance Authority (National Senior Communities Obligated Group) Series 2022 4.00%, 01/01/2047		1,400	1,223,694
4.00%, 01/01/2052		2,350	1,973,258
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2024 5.25%, 06/01/2054		1,000	976,972
Wisconsin Public Finance Authority (Peapack Senior Living Obligated Group) Series 2026 6.00%, 06/01/2036(a) (d)		1,725	1,728,657
7.00%, 06/01/2061(a) (d)		7,000	6,914,158

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Pinecrest Academy of Nevada) Series 2024 4.25%, 07/15/2044(a)	$	2,350	$2,131,938
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2030(a)		25	26,025
5.00%, 04/01/2040(a)		80	85,097
5.00%, 04/01/2050(a)		335	356,344
Series 2022 4.00%, 04/01/2032(a)		10	10,188
4.00%, 04/01/2052(a)		40	41,394
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044		3,800	3,873,203
5.75%, 07/01/2049		19,030	19,606,232
5.75%, 07/01/2054		17,505	17,985,066
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)		15,475	16,912,479
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		13,000	13,309,548
5.25%, 03/01/2047		5,440	5,521,220
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)		19,500	21,506,228
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2030(a)		855	868,551
5.00%, 04/01/2040(a)		1,320	1,300,622
5.00%, 04/01/2050(a)		3,050	2,794,713
Series 2022 4.00%, 04/01/2052(a)		2,615	2,030,403
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)		29,090	21,269,852
Series 2022 4.00%, 06/01/2049(a)		3,860	2,998,411
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(a)		450	450,245
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)		5,741	5,704,682
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)		10,000	10,076,600
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046		8,000	6,284,635
4.00%, 02/01/2051		11,500	8,632,328

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	$	110,650	$114,407,751
5.75%, 12/31/2065		141,800	146,310,417
6.50%, 06/30/2060		26,765	29,285,680
6.50%, 12/31/2065		103,430	113,170,851
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2021 4.00%, 06/15/2051		6,415	4,945,781
Series 2022 5.00%, 06/15/2042		1,140	1,108,225
5.25%, 06/15/2052		1,610	1,497,873
5.375%, 06/15/2057		2,320	2,167,987
5.50%, 06/15/2050		625	610,096
5.50%, 06/15/2062		4,025	3,794,382
Series 2025 5.25%, 06/15/2045		2,275	2,242,522
5.25%, 06/15/2065		2,075	1,865,832
5.50%, 06/15/2055		1,200	1,148,040
Wisconsin Public Finance Authority (TrIPs Obligated Group) Series 2012-B 5.00%, 07/01/2042		5,000	4,999,896
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2039(a)		5,035	5,124,175
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 4.00%, 07/01/2046		1,100	866,873
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2031(a)		2,450	2,388,994
4.00%, 12/01/2041(a)		2,770	2,417,483
4.00%, 12/01/2051(a)		6,475	5,121,247
Wisconsin Public Finance Authority (Waterstone Projects) 5.50%, 12/15/2038(a)		13,579	13,579,827
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061		24,750	24,112,517
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)		4,915	4,117,090

			1,110,798,778

Total Long-Term Municipal Bonds (cost $18,692,347,572)			18,146,874,447

Short-Term Municipal Notes – 1.1%
California – 0.3%
City of Los Angeles CA (City of Los Angeles CA) Series 2026 5.00%, 06/24/2027		38,190	38,997,214
County of Los Angeles CA (County of Los Angeles CA) Series 2026-A 5.00%, 06/30/2027		8,875	9,065,829

	Principal Amount (000)	U.S. $ Value

Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2026-A 5.00%, 08/01/2026	$5,000	$5,000,000

		53,063,043

Florida – 0.1%
School Board of Miami-Dade County (The) (School Board of Miami-Dade County/The) Series 2026 4.00%, 01/07/2027	15,350	15,433,315

Idaho – 0.3%
State of Idaho (State of Idaho) Series 2026 4.00%, 06/30/2027	52,500	53,111,856

New York – 0.4%
Long Island Power Authority (Long Island Power Authority) Series 2026-A 2.05%, 09/01/2042(n)	56,000	56,000,000

Pennsylvania – 0.0%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2026(a)	175	175,000

Texas – 0.0%
Tarrant Regional Water District Water Supply System Revenue (Tarrant Regional Water District Water Supply System Revenue) Series 2026 5.00%, 03/01/2027	5,095	5,165,098

Total Short-Term Municipal Notes (cost $182,925,108)		182,948,312

Total Municipal Obligations (cost $18,875,272,680)		18,329,822,759

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
California Municipal Finance Authority Series 2026-1, Class A2 4.05%, 07/20/2041 (cost $8,180,947)	8,580	7,674,423

	Shares

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(e) (g) (i) (o) (cost $0)	890,744	1,336,116

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(e) (g) (i) (cost $5,885,340)	330,842	962,750

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(p) (q) (r) (cost $31,480,837)	31,480,837	$31,480,837

Total Investments – 108.7% (cost $18,920,819,804)(s)		18,371,276,885
Other assets less liabilities – (8.7)%		(1,475,229,277)

Net Assets – 100.0%		$16,896,047,608

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.12%	USD	275,220	$(22,464,991)	$(10,024,759)	$(12,440,232)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	$48,456,918	$—	$48,456,918
USD	300,550	10/15/2028	CPI#	2.565%	Maturity	(3,029,367)	—	(3,029,367)
USD	265,880	01/15/2029	CPI#	3.390%	Maturity	(11,958,947)	—	(11,958,947)
USD	113,220	01/15/2029	CPI#	3.735%	Maturity	(1,485,650)	—	(1,485,650)
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(3,981,387)	—	(3,981,387)
USD	741,440	10/15/2029	2.451%	CPI#	Maturity	11,228,471	—	11,228,471
USD	620,000	10/15/2029	2.485%	CPI#	Maturity	8,378,983	—	8,378,983
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	13,888,323	—	13,888,323
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	13,787,331	—	13,787,331
USD	665,000	10/15/2030	2.615%	CPI#	Maturity	2,984,274	—	2,984,274
USD	320,280	10/15/2030	CPI#	2.531%	Maturity	(3,580,602)	—	(3,580,602)
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	8,460,469	—	8,460,469
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	8,651,277	—	8,651,277
USD	52,820	01/15/2031	2.989%	CPI#	Maturity	3,633,826	—	3,633,826
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(4,023,045)	—	(4,023,045)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(3,474,284)	—	(3,474,284)

						$87,936,590	$—	$87,936,590

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	258,455	10/15/2029	1 Day SOFR	3.814%	Annual	$ (2,458,624)	$—	$ (2,458,624)
USD	350,550	09/15/2031	1 Day SOFR	3.942%	Annual	(3,318,007)	(59,831)	(3,258,176)
USD	350,500	10/15/2031	1 Day SOFR	3.611%	Annual	(9,316,326)	—	(9,316,326)
USD	150,000	03/12/2032	1 Day SOFR	3.837%	Annual	(2,579,470)	—	(2,579,470)
USD	433,500	01/03/2033	1 Day SOFR	3.695%	Annual	(12,632,084)	—	(12,632,084)
USD	286,800	01/03/2033	1 Day SOFR	3.724%	Annual	(7,849,086)	—	(7,849,086)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	104,350	01/03/2033	1 Day SOFR	3.347%	Annual	$(5,230,009)	$—	$(5,230,009)
USD	374,500	03/25/2033	1 Day SOFR	3.719%	Annual	(10,832,694)	—	(10,832,694)
USD	174,100	03/25/2033	1 Day SOFR	3.774%	Annual	(4,454,721)	—	(4,454,721)
USD	281,700	05/10/2033	1 Day SOFR	3.862%	Annual	(5,901,546)	—	(5,901,546)
USD	253,000	06/15/2033	1 Day SOFR	3.990%	Annual	(3,478,514)	—	(3,478,514)
USD	201,800	06/15/2033	1 Day SOFR	4.027%	Annual	(2,374,350)	—	(2,374,350)
USD	255,400	07/15/2033	1 Day SOFR	3.929%	Annual	(4,581,634)	—	(4,581,634)
USD	815,900	09/25/2035	3.587%	1 Day SOFR	Annual	45,686,283	—	45,686,283
USD	211,500	09/25/2035	3.510%	1 Day SOFR	Annual	13,221,391	—	13,221,391
USD	99,600	10/25/2035	3.521%	1 Day SOFR	Annual	6,138,334	—	6,138,334

						$(9,961,057)	$(59,831)	$(9,901,226)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	$213,306	$—	$213,306
Bank of America NA	USD	20,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(482,387)	—	(482,387)
Bank of America NA	USD	10,000	04/14/2027	MMD 10 Year^	3.320%	Maturity	(320,329)	—	(320,329)
Bank of America NA	USD	20,000	06/07/2027	MMD 5 Year^	2.920%	Maturity	(292,577)	—	(292,577)
Citibank NA	USD	52,610	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	2,834,302	—	2,834,302
JPMorgan Chase Bank NA	USD	10,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	(178,699)	—	(178,699)
JPMorgan Chase Bank NA	USD	10,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	(249,104)	—	(249,104)
JPMorgan Chase Bank NA	USD	10,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	(281,886)	—	(281,886)
JPMorgan Chase Bank NA	USD	10,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	(311,986)	—	(311,986)
Royal Bank of Canada	USD	2,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(48,238)	—	(48,238)
Royal Bank of Canada	USD	10,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	(190,936)	—	(190,936)
Royal Bank of Canada	USD	10,000	06/28/2027	MMD 5 Year^	2.970%	Maturity	(131,475)	—	(131,475)

							$559,991	$—	$559,991

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $5,314,112,634 or 31.5% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(d)	When-Issued or delayed delivery security.
(e)	Non-income producing security.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.34% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	05/16/2022	$1,506,427	$-0-	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020- 07/20/2022	34,523,363	-0-	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	07/21/2022	1,276,633	-0-	0.00%
Brazoria County Industrial Development Corp. (AM Winddownco LLC) 10.00%, 06/01/2042	06/08/2022	9,187,032	937	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043	06/05/2023	2,343,422	234	0.00%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	09/21/2023	1,156,155	1,070,877	0.01%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	3,375,497	1,931,462	0.01%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	18,215,000	18,490,150	0.11%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-B 8.125%, 07/01/2028	12/20/2023	285,000	285,569	0.00%
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038	09/15/2020	809,672	18,667	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018- 10/05/2020	4,854,561	95,052	0.00%
Douglas County Housing Partnership (Douglas County Housing Partnership) 5.375%, 01/01/2041	01/14/2021	11,999,896	816,097	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031	04/27/2023	540,722	484,444	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	11/14/2023- 03/07/2025	873,688	806,795	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	05/09/2023	892,743	718,563	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	04/17/2023- 11/14/2023	$1,446,362	$1,183,776	0.01%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	16,210,000	15,775,532	0.09%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019- 06/09/2022	29,065,730	3,030	0.00%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265%, 11/01/2046	06/24/2024	31,100,000	31,012,883	0.18%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049	10/29/2020	6,890,000	5,512,000	0.03%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	1,029,759	840,000	0.01%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032	11/25/2022	2,000,000	1,776,072	0.01%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022- 07/26/2024	5,451,342	4,612,567	0.03%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.5%, 11/01/2052	11/25/2022- 06/13/2025	15,750,307	12,716,790	0.07%
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028	03/26/2025- 06/16/2026	7,265,721	7,265,721	0.04%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,973,604	47,409	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	14,345,914	725,000	0.00%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023- 07/30/2024	17,939,851	17,940,969	0.11%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	3,805,000	761,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022- 04/17/2023	2,079,453	271,700	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021- 07/20/2022	$5,930,103	$671,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021- 10/20/2022	7,844,598	997,700	0.01%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	1,693,166	17	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.041%, 06/01/2029	06/08/2022- 07/29/2024	20,795,556	4,800,100	0.03%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022- 07/29/2024	24,194,461	5,585,550	0.03%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023- 10/22/2024	31,199,590	18,750,000	0.11%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	57,000,000	50,859,555	0.30%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	14,895,000	11,596,404	0.07%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	14,900,000	11,564,450	0.07%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	21,900,000	-0-	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	4,895,000	49	0.00%

(g)	Fair valued by the Adviser.

(h)	Defaulted.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.

(k)	IO - Interest Only.

(l)	Defaulted matured security.

(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2026.

(n)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(o)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
DesertXpress Enterprises LLC 12/31/2026	11/28/2025- 12/16/2025	$-0-	$1,336,116	0.01%

(p)	The rate shown represents the 7-day yield as of period end.

(q)	Affiliated investments.

(r)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(s)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $433,744,330 and gross unrealized depreciation of investments was $(917,132,125), resulting in net unrealized depreciation of $(483,387,795).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Corporate Shares

AB Municipal Income Shares

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Funds’ investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$-0-	$18,136,629,867	$10,244,580	(a)	$18,146,874,447
Short-Term Municipal Notes	-0-	182,948,312	-0-		182,948,312
Commercial Mortgage-Backed Securities	-0-	7,674,423	-0-		7,674,423
Warrants	-0-	-0-	1,336,116		1,336,116
Preferred Stocks	-0-	-0-	962,750		962,750
Short-Term Investments	31,480,837	-0-	-0-		31,480,837

Total Investments in Securities	31,480,837	18,327,252,602	12,543,446	(a)	18,371,276,885
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	119,469,872	-0-		119,469,872
Centrally Cleared Interest Rate Swaps	-0-	65,046,008	-0-		65,046,008
Interest Rate Swaps	-0-	3,047,608	-0-		3,047,608
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(22,464,991)	-0-		(22,464,991)
Centrally Cleared Inflation (CPI) Swaps	-0-	(31,533,282)	-0-		(31,533,282)
Centrally Cleared Interest Rate Swaps	-0-	(75,007,065)	-0-		(75,007,065)
Interest Rate Swaps	-0-	(2,487,617)	-0-		(2,487,617)

Total	$31,480,837	$18,383,323,135	$12,543,446	(a)	$18,427,347,418

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Funds’ transactions in AB mutual funds for the three months ended July 31, 2026 is as follows:

Fund	Market Value 4/30/2026 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$500,870	$1,057,336	$1,526,725	$31,481	$2,081